NUVEEN
EXCHANGE TRADED FUNDS
AUGUST 31, 1997

DEPENDABLE, TAX-FREE INCOME

TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NCA

NCP

NCO

NQC

NVC

NUC

California
Photo of family at poolside.

Build Your Wealth Automatically

Nuveen offers a number of convenient ways to add to your portfolio and earn the tax-free income you need to achieve your financial goals.

Nuveen exchange-traded funds dividend reinvestment plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time.


Easy and convenient
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.


How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase
                                               (continued on inside back cover)

Contents
  2   DEAR SHAREHOLDER

  4   ANSWERING YOUR QUESTIONS

  7   NCA PERFORMANCE OVERVIEW

  8   NCP PERFORMANCE OVERVIEW

  9   NCO PERFORMANCE OVERVIEW

 10   NQC PERFORMANCE OVERVIEW

 11   NVC PERFORMANCE OVERVIEW

 12   NUC PERFORMANCE OVERVIEW

 13   FINANCIAL SECTION

 63   FUND INFORMATION

Dear Shareholder

Photo of: Timothy R. Schwertfeger, Chairman of the Board.

Wealth takes a lifetime to build. Once achieved, it should be preserved.

It's a pleasure to report to you on the performance of the Nuveen California exchange-traded funds. For the fiscal year ended August 31, 1997, the value of the funds covered in this report rose between 7.55% and 10.74% with tax-free income dividends reinvested. Each fund's individual performance is detailed on pages 7-12.

In addition to solid returns, shareholders continued to enjoy very attractive current yields generated by portfolios of quality bonds, which provide excellent income for investors. As of August 31, 1997, shareholders were receiving annual tax-free yields on net asset value that ranged from 5.65% to 6.08%. To match these yields, investors in the combined 37.5% federal and California income tax bracket would have had to earn at least 9.04% on taxable alternatives of comparable quality.

These results were produced in an environment of continued economic expansion and the lowest unemployment rates in more than two decades, a combination that in the past has predictably been accompanied by an increase in inflation. Current conditions, however, give every indication that inflation is well under control. After tightening short-term interest rates by 0.25% in March, the Federal Reserve demonstrated its confidence in the path the economy is taking by maintaining the status quo at subsequent meetings over the past six months. In the first half of the year, investors and the markets focused their attention on fiscal issues such as the federal budget accord and tax relief measures,

"In addition to solid returns, shareholders continued to enjoy very attractive current yields generated by portfolios of quality bonds."


including a reduction in the capital gains tax. As the economy continued to show evidence of moderation, corporate earnings reports maintained their strength, and interest rates fell over the past two quarters. All of this is positive news. The net effect is that, although we have experienced some volatility, the markets have performed very well this year.

Recently, the need for diversification and a renewed emphasis on asset allocation--as well as attractive tax-free yields--have sparked increased interest in municipal bonds. The current level of the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen exchange-traded funds provide an excellent alternative, and their current yields make them very attractive.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. We will continue to strive to provide you with high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,





TIMOTHY R. SCHWERTFEGER
Chairman of the Board

October 15, 1997

Answering
Your Questions


Tom Spalding, Senior Investment Officer, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.


What economic and market factors influenced the performance of these funds over the past year?
Over the past 12 months, the performance of these funds was driven by the lower interest rates that resulted from a decline in inflation and reduction of the federal deficit. Slow, steady - even predictable - economic growth over this period helped to shave another 0.5% from the Consumer Price Index (CPI), which is currently running at one of its lowest levels in three decades. For the 12 months ending August 1997, the CPI recorded an increase of only 2.4%, down from a gain of 2.9% for the previous September-August period. The methodical pace of growth also brought about a drop in the U.S. budget deficit from $107 billion in 1996 to an estimated $23 billion for this fiscal year, the smallest shortfall since 1974, according to the Congressional Budget Office.

These two factors brought the yield on the 30-year Treasury bond down from 7.11% to 6.61% over the past year. The municipal market followed suit, as the yield on the Bloomberg 30-year AAA scale declined from 5.71% to 5.30% as of August 31, 1997.


Where did you find value in the current municipal bond market?
Over the past year, we found value by investing these funds in bonds issued by three segments of the California market:

o Redevelopment agencies of cities and counties in southern California. These agencies raise funds to complete public projects that foster economic development. Improving land values stimulate increasing revenues from property taxes that are then used to pay interest on the bonds.

o Assessment districts in both Northern and Southern California. These bonds were used to refund nonrated bonds issued in the 1980s to finance speculative real estate projects. Many of these projects experienced significant development, becoming mainstays of the communities where they were built. Although no longer considered speculative, the bonds remain unrated, offering attractive yields with moderate credit risk.

o The Foothill-Eastern Transportation Corridor. These bonds financed a toll road that directly connects the job center in Orange County with residential communities in Riverside and San Bernardino counties. The portion of the road that is open has experienced growing use and increasing revenues.


What is your outlook for the California municipal market?
Although we expect sectors within the California market to ebb and flow, we are anticipating a dynamic market, albeit one characterized by continued low supply. Issues from electric utilities and public power agencies are expected to decline in the aftermath of California's deregulation of the utility sector. Households and businesses now have a choice of power suppliers, and this has caused utility companies to reduce their production capacities as well as their need to issue bonds. Mello-Roos and assessment districts, however, should continue to issue nonrated refunding bonds offering attractive yields and moderate credit risk. We also expect to see an increase in the issuance of bonds by colleges, universities, and health care organizations following the elimination of volume restrictions on these bonds in the recent Congressional budget agreement.

What are your key strategies for the coming year?
As an integral part of our value investment strategy, one of our objectives is to enhance portfolio value by increasing our investments in sectors of the California municipal market that we consider undervalued. Refunding bonds issued by assessment districts and redevelopment projects are examples of areas where we will be concentrating our portfolio management and research efforts.


Are there any special situations in the California market that investors should understand?
The California economy has improved dramatically over the past year, brightening the outlook for virtually all sectors of the municipal market. However, counties continue to rely heavily on financial aid from the state, and an improvement in their financial flexibility is not likely this year. In addition, Proposition 218, which requires voter approval for any increase in taxes or fees levied by local governments, has made it difficult for cities and counties to raise the revenues needed to improve their financial standings.

Nuveen California Municipal Value Fund, Inc.
August 31, 1997 Annual Report

California Value
NCA

Performance Overview

Fund Highlights
------------------------------------------------------

Inception Date                                   10/87
------------------------------------------------------
Share Price                                    10 3/16
------------------------------------------------------
Net Asset Value                                 $10.09
------------------------------------------------------
Current Yield on NAV                             5.65%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.19%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  9.04%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                           7.55%
------------------------------------------------------
3-Year                                           6.53%
------------------------------------------------------
Since Inception                                  7.65%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          11.17%
------------------------------------------------------
3-Year                                          10.34%
------------------------------------------------------
Since Inception                                 11.58%
------------------------------------------------------

Morningstar Rating(3)
------------------------------------------------------
ART OF: 4 STARS


Pie Charts:

Credit Quality

AAA  59%
AA  15%
A 11%
BBB/NR  15%



Diversification

General Obligation  6%
Escrowed Bonds  25%
Transportation  6%
Water & Sewer  10%
Lease Rental  10%
Housing  13%
Health Care  6%
Other 24%



Dividend History(4)

Sept 1996                              0.0500
Oct. 1996                              0.0500
Nov. 1996                              0.0500
Dec. 1996                              0.0500
Jan. 1997                              0.0500
Feb. 1997                              0.0480
Mar. 1997                              0.0480
Apr. 1997                              0.0480
May 1997                               0.0480
June 1997                              0.0480
July 1997                              0.0480
Aug. 1997                              0.0480

1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.5%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 37.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 Overall rating for the period ending August 31, 1997, by Morningstar Inc., an independent mutual fund rating service. The fund was compared among 196 municipal bond funds for the three-year period, 110 funds for the five-year period and four funds for the 10-year period.

4 The Fund paid shareholders a capital gains distribution in December of $0.0893 per share.

Nuveen California Performance Plus Municipal Fund, Inc.
August 31, 1997 Annual Report
California Performance Plus
NCP

Performance Overview

Fund Highlights
------------------------------------------------------

Inception Date                                   11/89
------------------------------------------------------
Share Price                                     17 1/4
------------------------------------------------------
Net Asset Value                                 $15.67
------------------------------------------------------
Current Yield on NAV                             5.98%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.67%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  9.57%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                           8.77%
------------------------------------------------------
3-Year                                           8.00%
------------------------------------------------------
Since Inception                                  8.47%
------------------------------------------------------

Taxable Equivalent Total Return(1)
------------------------------------------------------

1-Year                                          12.91%
------------------------------------------------------
3-Year                                          12.15%
------------------------------------------------------
Since Inception                                 12.66%
------------------------------------------------------

Morningstar Rating(3)
------------------------------------------------------
ART OF: 4 STARS.


Pie Charts:

Credit Quality

AAA  50%
AA  14%
A 18%
BBB/NR  18%



Diversification

General Obligation  4%
Escrowed Bonds  30%
Transportation  8%
Water & Sewer  7%
Housing  10%
Health Care  11%
Other 12%
Pollution Control 5%
Lease Rental  13%



Dividend History(4)

Sept 1996                              0.0860
Oct. 1996                              0.0860
Nov. 1996                              0.0860
Dec. 1996                              0.0860
Jan. 1997                              0.0860
Feb. 1997                              0.0860
Mar. 1997                              0.0860
Apr. 1997                              0.0860
May 1997                               0.0860
June 1997                              0.0860
July 1997                              0.0860
Aug. 1997                              0.0860

1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.5%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 37.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 Overall rating for the period ending August 31, 1997, by Morningstar Inc., an independent mutual fund rating service. The fund was compared among 196 municipal bond funds for the three-year period, 110 funds for the five-year period and four funds for the 10-year period.

4 The Fund paid shareholders a capital gains distribution in December of $0.0192 per share. Of that distribution, $0.0189 per share was a long-term gain and $0.0003 was categorized as a short-term gain.

Nuveen California Municipal Market Opportunity Fund, Inc.
August 31, 1997 Annual Report

California Opportunity
NCO

Performance Overview

Fund Highlights
------------------------------------------------------

Inception Date                                    5/90
------------------------------------------------------
Share Price                                   16 11/16
------------------------------------------------------
Net Asset Value                                 $16.04
------------------------------------------------------
Current Yield on NAV                             6.08%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.81%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  9.73%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                           9.79%
------------------------------------------------------
3-Year                                           8.49%
------------------------------------------------------
Since Inception                                  8.81%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          13.81%
------------------------------------------------------
3-Year                                          12.58%
------------------------------------------------------
Since Inception                                 12.94%
------------------------------------------------------

Morningstar Rating(3)
------------------------------------------------------
ART OF: 4 STARS

1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.5%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 37.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 Overall rating for the period ending August 31, 1997, by Morningstar Inc., an independent mutual fund rating service. The fund was compared among 196 municipal bond funds for the three-year period, 110 funds for the five-year period and four funds for the 10-year period.

Pie Charts:

Credit Quality

AAA  54%
AA  11%
A 16%
BBB/NR  19%



Diversification

Escrowed Bonds  39%
Transportation  6%
Water & Sewer  5%
Health Care  17%
Other 18%
Pollution Control 6%
Lease Rental  9%


Dividend History

Sept 1996                              0.0845
Oct. 1996                              0.0845
Nov. 1996                              0.0845
Dec. 1996                              0.0845
Jan. 1997                              0.0845
Feb. 1997                              0.0845
Mar. 1997                              0.0845
Apr. 1997                              0.0845
May 1997                               0.0845
June 1997                              0.0845
July 1997                              0.0845
Aug. 1997                              0.0845

Nuveen California Investment Quality Municipal Fund, Inc.
August 31, 1997 Annual Report

California Investment Quality
NQC

Performance Overview

Fund Highlights
------------------------------------------------------

Inception Date                                   11/90
------------------------------------------------------
Share Price                                     16 1/2
------------------------------------------------------
Net Asset Value                                 $15.70
------------------------------------------------------
Current Yield on NAV                             6.00%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.70%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  9.60%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                           8.82%
------------------------------------------------------
3-Year                                           7.96%
------------------------------------------------------
Since Inception                                  8.65%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          12.80%
------------------------------------------------------
3-Year                                          12.05%
------------------------------------------------------
Since Inception                                 12.80%
------------------------------------------------------

Morningstar Rating(3)
------------------------------------------------------
ART OF: 4 STARS


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.5%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 37.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 Overall rating for the period ending August 31, 1997, by Morningstar Inc., an independent mutual fund rating service. The fund was compared among 196 municipal bond funds for the three-year period, 110 funds for the five-year period and four funds for the 10-year period.



Pie Charts:

Credit Quality
AAA  50%
AA  10%
A 17%
BBB/NR  23%



Diversification

Escrowed Bonds  39%
Health Care  12%
Lease Rental  9%
Housing  4%
Pollution Control 4%
Utilities 4%
Transportation  6%
Education 3%
Other 13%
General Obligation  6%



Dividend History

Sept 1996                              0.0825
Oct. 1996                              0.0825
Nov. 1996                              0.0825
Dec. 1996                              0.0825
Jan. 1997                              0.0825
Feb. 1997                              0.0825
Mar. 1997                              0.0825
Apr. 1997                              0.0825
May 1997                               0.0825
June 1997                              0.0825
July 1997                              0.0825
Aug. 1997                              0.0825

Nuveen California Select Quality Municipal Fund, Inc.
August 31, 1997 Annual Report


California Select Quality
NVC

Performance Overview

Fund Highlights
------------------------------------------------------

Inception Date                                    5/91
------------------------------------------------------
Share Price                                    16 7/16
------------------------------------------------------
Net Asset Value                                 $15.65
------------------------------------------------------
Current Yield on NAV                             5.99%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.68%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  9.58%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                          10.17%
------------------------------------------------------
3-Year                                           8.76%
------------------------------------------------------
Since Inception                                  8.75%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          14.19%
------------------------------------------------------
3-Year                                          12.80%
------------------------------------------------------
Since Inception                                 12.74%
------------------------------------------------------

Morningstar Rating3
------------------------------------------------------
ART OF: 3 STARS.


Pie Charts:

Credit Quality

AAA  42%
AA  17%
A 37%
BBB/NR  4%



Diversification

Escrowed Bonds  26%
Health Care  11%
Lease Rental  11%
Housing  11%
Pollution Control 5%
Utilities 9%
Transportation  4%
Water & Sewer 4%
Other 16%
General Obligation  3%



Dividend History(4)

Sept 1996                              0.0820
Oct. 1996                              0.0820
Nov. 1996                              0.0820
Dec. 1996                              0.0820
Jan. 1997                              0.0820
Feb. 1997                              0.0820
Mar. 1997                              0.0820
Apr. 1997                              0.0820
May 1997                               0.0820
June 1997                              0.0820
July 1997                              0.0820
Aug. 1997                              0.0820

1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.5%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 37.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 Overall rating for the period ending August 31, 1997, by Morningstar Inc., an independent mutual fund rating service. The fund was compared among 196 municipal bond funds for the three-year period, 110 funds for the five-year period and four funds for the 10-year period.

4 The Fund paid shareholders a capital gains distribution in December of $0.0562 per share. Of that distribution, $0.0393 per share was a long-term gain and $0.0169 was categorized as a short-term gain.

Nuveen California Quality Income Municipal Fund, Inc.
August 31, 1997 Annual Report

California Quality Income
NUC

Performance Overview

Fund Highlights
------------------------------------------------------

Inception Date                                   11/91
------------------------------------------------------
Share Price                                     16 1/4
------------------------------------------------------
Net Asset Value                                 $15.86
------------------------------------------------------
Current Yield on NAV                             6.02%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.72%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  9.63%
------------------------------------------------------

Annualized Total Return (at NAV)
------------------------------------------------------

1-Year                                          10.74%
------------------------------------------------------
3-Year                                           9.38%
------------------------------------------------------
Since Inception                                  8.73%
------------------------------------------------------

Taxable Equivalent Total Return(1)
------------------------------------------------------

1-Year                                          14.69%
------------------------------------------------------
3-Year                                          13.36%
------------------------------------------------------
Since Inception                                 12.61%
------------------------------------------------------

Morningstar Rating(3)
------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.5%.

2 Taxable equivalent total return is based on the one-year annualized total return and a combined federal and state income tax rate of 37.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 Overall rating for the period ending August 31, 1997, by Morningstar Inc., an independent mutual fund rating service. The fund was compared among 196 municipal bond funds for the three-year period, 110 funds for the five-year period and four funds for the 10-year period.

Pie Charts:

Credit Quality

AAA  44%
AA  10%
A 35%
BBB/NR  11%



Diversification

Escrowed Bonds  26%
Health Care  11%
Lease Rental  14%
Housing  11%
Pollution Control 3%
Utilities 6%
Transportation  3%
Water & Sewer 5%
Other 13%
General Obligation  5%
Education  3%



Dividend History

Sept 1996                              0.0800
Oct. 1996                              0.0800
Nov. 1996                              0.0815
Dec. 1996                              0.0815
Jan. 1997                              0.0815
Feb. 1997                              0.0815
Mar. 1997                              0.0815
Apr. 1997                              0.0815
May 1997                               0.0815
June 1997                              0.0815
July 1997                              0.0815
Aug. 1997                              0.0815

Financial Section

     Contents

14    PORTFOLIO OF INVESTMENTS

45    STATEMENT OF NET ASSETS

47    STATEMENT OF OPERATIONS

49    STATEMENT OF CHANGES IN NET ASSETS

51    NOTES TO FINANCIAL STATEMENTS

58    FINANCIAL HIGHLIGHTS

62    INDEPENDENT AUDITOR'S REPORT

Portfolio of Investments
Nuveen California Municipal
Value Fund, Inc. (NCA)
 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS - 24.6%***

$ 1,000,000  California Health Facilities Financing Authority, Health Facility                        5/00 at 102   Aaa  $1,100,360
                Revenue Bonds (Health Dimensions, Incorporated), 1990 Series A,
                7.375%, 5/01/07 (Pre-refunded to 5/01/00)

  1,500,000  California Health Facilities Financing Authority, Revenue Bonds                          7/01 at 102   AA-   1,673,220
                (St. Joseph Health System), Series 1991 A, 7.000%, 7/01/10
                (Pre-refunded to 7/01/01)

             Trust Certificates, Trustees of the California State University
             to the California State University Institute:
  1,405,000     7.000%, 6/01/07 (Pre-refunded to 12/01/00)                                       12/00 at 101 7/8   Aaa   1,552,567
  1,725,000     7.200%, 6/01/10 (Pre-refunded to 12/01/00)                                       12/00 at 101 7/8   Aaa   1,916,596

  2,065,000  County of Contra Costa, California, 1988 Home Mortgage Revenue                          No Opt. Call   Aaa   2,654,888
                Bonds (GNMA Mortgage-Backed Securities Program), 8.250%, 6/01/21
                (Alternative Minimum Tax)

  1,470,000  El Paso de Robles Redevelopment Agency (Paso Robles Redevelopment Project),              7/00 at 102   BBB   1,624,218
                1991 Tax Allocation Bonds (Bank Qualified), 7.250%, 7/01/21
                (Pre-refunded to 7/01/00)

  2,000,000  Redevelopment Agency of the City of Long Beach, California (Los Angeles County,          5/98 at 102   N/R   2,097,460
                California), Downtown Redevelopment Project Tax Allocation Refunding Bonds,
                Series 1988B, 8.300%, 11/01/10 (Pre-refunded to 5/01/98)

  2,500,000  The Community Redevelopment Agency of the City of Los Angeles, California, Central   1/98 at 101 1/2   BBB   2,532,700
                Business District Redevelopment Project Tax Allocation Refunding Bonds, Series
                1987-G, 6.750%, 7/01/10

  8,515,000  Los Angeles Convention and Exhibition Center Authority, California, Certificates of     12/05 at 100   Aaa  11,128,509
                Participation, Series 1985, 9.000%, 12/01/20 (Pre-refunded to 12/01/05)

  1,100,000  Department of Water and Power of the City of Los Angeles (California), Electric Plant    5/00 at 102   Aa3   1,192,818
                Revenue Bonds, Issue of 1990, 7.125%, 5/15/30 (Pre-refunded to 5/15/00)

  7,965,000  The City of Los Angeles (California), Wastewater System Revenue Bonds, Series 1987,     11/97 at 102   AAA   8,181,967
                8.125%, 11/01/17 (Pre-refunded to 11/01/97)

  8,500,000  County of Orange, California, Certificates of Participation, Series 1987 (Civic Center  12/97 at 102   AAA   8,764,180
                Parking Facilities Projects), 8.250%, 12/01/18 (Pre-refunded to 12/01/97)

  8,565,000  City of Palmdale, California, Single Family Mortgage Revenue Bonds (GNMA Mortgage-      No Opt. Call   Aaa   2,869,875
                Backed Securities Program), Series 1988A, 0.000%, 3/01/17

 20,415,000  County of San Bernardino, California, Single Family Mortgage Revenue Bonds (GNMA        No Opt. Call   Aaa   5,247,472
                Mortgage-Backed Securities), 1988 Series A, 0.000%, 9/01/21 (Alternative
                Minimum Tax)

             Certificates of Participation (1991 Refunding Project), San Diego
             Community College District, County of San Diego, California:
  1,000,000     8.625%, 12/01/09 (Pre-refunded to 12/01/97)                                          12/97 at 102   N/R   1,031,890
  1,000,000     8.625%, 12/01/09 (Pre-refunded to 12/01/97)                                          12/97 at 102   AAA   1,032,050

  2,000,000  Redevelopment Agency of the City of San Diego, California, Horton Plaza Project, Tax     7/98 at 102  Baa1   2,108,460
                Allocation Refunding Bonds, Series 1988, 8.125%, 7/01/08 (Pre-refunded to 7/01/98)

  5,050,000  The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose   9/02 at 102     A   5,712,863
                Projects), Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION BONDS - 5.9%

             State of California, Various Purpose General Obligation Bonds:
$ 2,000,000     6.500%, 9/01/06                                                                      No Opt. Call   Aaa   $2,283,940
  1,885,000     7.000%, 8/01/08                                                                      No Opt. Call    A1   2,232,462

  2,750,000  Campbell Union School District, Santa Clara County, California, 1994 General             8/04 at 102   Aaa   2,962,823
                Obligation Bonds, Series A, 6.250%, 8/01/19

             City of Industry, California, General Obligation Bonds, Issue of 1995:
  1,160,000     5.800%, 7/01/19                                                                   7/05 at 101 3/4   Aaa   1,197,340
  1,235,000     5.875%, 7/01/24                                                                   7/05 at 102 3/8   Aaa   1,285,647

  2,500,000  Lucia Mar Unified School District, San Luis Obispo County, California,                   8/07 at 102   Aaa   2,472,875
                 Election of 1997 General Obligation Bonds, Series A, 5.400%, 8/01/22

  2,325,000  Temecula Valley Unified School District County of Riverside, California,                 9/06 at 102   Aaa   2,441,576
                1990 General Obligation Bonds, Series F, 6.000%, 9/01/20


----------------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES - 5.9%

             California Health Facilities Authority, Health Facility Revenue
             Bonds (The Whittier Institute For Diabetes and Endocrinology),
             Series 1988A:
  1,105,000     8.000%, 12/01/00                                                                     12/98 at 102   N/R   1,161,841
  3,615,000     8.400%, 12/01/08                                                                     12/98 at 102   N/R   3,813,608

  5,000,000  California Statewide Communities Development Authority, Series A Certificates of         4/03 at 102     A   5,190,800
                Participation, Pacific Homes, 6.000%, 4/01/17

  1,000,000  City of Arcadia, California, Hospital Revenue Bonds (Methodist Hospital of Southern     11/02 at 102     A   1,077,220
                California), Series 1992, 6.500%, 11/15/12

  2,425,000  City of Pasadena, Insured Health Facilities Revenue Bonds (Pacific Clinics),            10/97 at 100    A+   2,428,347
                Series 1988A, 8.200%, 6/01/18

  1,265,000  San Benito Hospital District, Insured Health Facility Revenue Bonds, Series 1991A,      12/01 at 102    A+   1,365,239
                6.750%, 12/01/21


----------------------------------------------------------------------------------------------------------------------------------
             HOUSING FACILITIES - 12.9%

  1,360,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1987 Series A,           8/99 at 100    Aa   1,391,430
                8.200%, 8/01/17

  1,870,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series B,           8/98 at 102    Aa   1,939,134
                8.600%, 8/01/19 (Alternative Minimum Tax)

    285,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series G,           8/98 at 102    Aa     294,545
                8.150%, 8/01/19 (Alternative Minimum Tax)

    930,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series E,           8/98 at 102    Aa     962,866
                8.350%, 8/01/19 (Alternative Minimum Tax)

  2,090,000  California Housing Finance Agency, Housing Revenue Bonds (Insured), 1988 Series A,       8/98 at 102   Aaa   2,171,615
                8.200%, 2/01/20 (Alternative Minimum Tax)

  2,200,000  California Housing Finance Agency Home Mortgage Revenue Bonds, 1995 Series M,            2/06 at 102   Aaa   2,268,486
                6.050%, 8/01/15 (Alternative Minimum Tax)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             HOUSING FACILITIES - continued

$ 3,000,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1995 Series J,           8/05 at 102   Aaa  $3,101,790
                6.000%, 8/01/17

  2,765,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1994 Series F-3,         8/05 at 102   Aaa   2,858,374
                6.100%, 8/01/15 (Alternative Minimum Tax)

  3,190,000  California Housing Finance Agency Home Mortgage Revenue Bonds, 1997 Series H,            8/07 at 102   Aaa   3,200,910
                5.500%, 8/01/17

    680,000  California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue        No Opt. Call   Aaa     783,809
                Bonds (Mortgage-Backed Securities Program), 1993 Issue A, Series 2,
                7.950%, 12/01/24 (Alternative Minimum Tax)

  8,000,000  Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,  8/98 at 102    Aa   8,289,440
                1988 Series A, 8.300%, 8/01/19 (Alternative Minimum Tax)

    100,000  The City of Los Angeles, Single Family Home Mortgage Revenue Bonds (GNMA and            12/01 at 102   AAA     105,080
                FNMA Mortgage-Backed Securities Program), 1991 Issue A, 6.875%, 6/01/25
                (Alternative Minimum Tax)

  2,635,000  Community Development Agency of the City of Menlo Park, Multifamily Housing             12/97 at 103    Aa   2,729,491
                Revenue Bonds (FHA-Insured Mortgage Loan - The Gateway Project), Series 1987A,
                8.250%, 12/01/28

  2,585,000  Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds      No Opt. Call   AAA   2,750,466
                (GNMA Mortgage-Backed Securities Program), 1988 Issue A, 8.125%, 2/01/21
                (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL DEVELOPMENT REVENUE - 2.1%

  5,000,000  California Pollution Control Financing Authority, Fixed Rate Resource Recovery Revenue   2/01 at 103    A1   5,440,000
                Bonds (Waste Management, Inc.), 1991 Composite Series A, 7.150%, 2/01/11
                (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             LEASE RENTAL - 9.4%

  9,000,000  State Public Works Board of the State of California Lease Revenue Bonds (Department      1/06 at 100   Aaa   8,728,560
                of Corrections), 1996 Series A (California Substance Abuse Treatment Facility and
                State Prison at Corcoran (Corcoran II), 5.250%, 1/01/21

  2,950,000  Certificates of Participation (1991 Financing Project), County of Alameda, California,   9/06 at 102   Aaa   3,113,607
                Alameda County Public Facilities Corporation, 6.000%, 9/01/21

  4,000,000  Chino Unified School District, Certificates of Participation (1995 Master Lease          9/05 at 102  Aaa   4,186,800
                Program), 6.000%, 9/01/20

             Los Angeles Convention and Exhibition Center Authority, Lease
             Revenue Bonds, 1993 Refunding Series A, the City of Los Angeles
             (California):
  2,500,000     5.375%, 8/15/18                                                                       8/03 at 102   Aaa   2,455,250
  2,000,000     5.125%, 8/15/21                                                                       8/03 at 102   Aaa   1,900,740

  1,750,000  County of Riverside Asset Leasing Corporation Leasehold Revenue Bonds, 1997 Series B     6/12 at 101   Aaa   1,805,685
                (County of Riverside Hospital Project), 5.700%, 6/01/16

  1,700,000  Shafter Joint Powers Financing Authority Lease Revenue Bonds 1997 Series A (Community    1/07 at 101  BBB+   1,767,541
                Correctional Facility Acquisition Project), 5.950%, 1/01/11

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE - 18.4%

$ 2,015,000  ABAG Finance Authority for Nonprofit Corporations, 1991 Certificates of Participation    7/01 at 102   Aa2  $2,199,776
                (United Way of Santa Clara County Project), 7.200%, 7/01/11

             Brea Public Financing Authority, Revenue Bonds, 1988 Series A (Agency Loan):
  2,885,000     8.100%, 10/01/14                                                                 10/97 at 101 1/2   N/R   2,938,748
  4,200,000     8.100%, 10/01/14                                                                     10/97 at 102   N/R   4,278,246

             Redevelopment Agency of the City of Durarte, California,
             Huntington Drive Phase II Redevelopment Project Area, 1988 Tax
             Allocation Bonds:
  1,170,000     7.900%, 10/01/02                                                                     10/97 at 102   N/R   1,196,454
  3,745,000     8.000%, 10/01/10                                                                     10/97 at 102   N/R   3,828,326

  2,000,000  Redevelopment Agency of the City of Duarte, Amended Davis Addition Project Area, 1997    9/07 at 102   N/R   2,059,880
                Tax Allocation Refunding Bonds, 6.700%, 9/01/14

    935,000  Inglewood Public Finance Authority, 1992 Revenue Bonds, Series C (In-Town, Manchester    5/02 at 102    A-   1,003,704
                and North Inglewood Industrial Park Redevelopment Projects - Housing Set-Aside
                Loans), 7.000%, 5/01/22

    945,000  Inglewood Public Finance Authority,1992 Revenue Bonds, Series B (In-Town, Manchester-    5/02 at 102   Baa   1,017,680
                Prairie and North Inglewood Industrial Park Redevelopment Project Redevelopment
                Loans), 7.000%, 5/01/22

  2,500,000  The Community Redevelopment Agency of the City of Los Angeles, California, Central   1/98 at 101 1/2   BBB   2,547,650
                Business District Redevelopment Project Tax Allocation Refunding Bonds, Series G,
                6.750%, 7/01/10

  1,000,000  Los Angeles County Metropolitan Transportation Authority (California), Proposition C     7/05 at 102   Aaa   1,003,690
                Sales Tax Revenue Bonds, Second Senior Bonds, Series 1995-A, 5.500%, 7/01/17

  1,000,000  Los Angeles County Metropolitan Transportation Authority (California), Sales Tax         7/06 at 101   Aaa   1,031,670
                Revenue Refunding Bonds, Proposition A-2nd Tier Series 1996, 5.750%, 7/01/18

  3,300,000  Orange County Development Agency, Santa Ana Heights Project Area, 1993 Tax               9/03 at 102   Baa   3,393,390
                Allocation Revenue Bonds, 6.125%, 9/01/23

  5,000,000  Palm Desert Financing Authority, Tax Allocation Refunding Revenue Bonds (Project Area    4/02 at 100   Aaa   5,024,750
                No. 1, As Amended), Series 1997, 5.625%, 4/01/23

  1,500,000  Sacramento Area Flood Control Agency, North Area Local Project, Capital Assessment      10/05 at 102   Aaa   1,469,055
                District No. 2 Bonds, Series 1995, 5.375%, 10/01/25

  6,000,000  Public Utilities Commission of the City and County of San Francisco, California, San    11/97 at 102    Aa   6,158,700
                Francisco Water Revenue Bonds, Refunding Series of 1987, 8.000%, 11/01/11

  8,000,000  Redevelopment Agency of the City of San Jose, Merged Area Redevelopment Project,         2/04 at 102   Aaa   7,521,680
                Tax Allocation Bonds, Series 1993, 5.000%, 8/01/20


----------------------------------------------------------------------------------------------------------------------------------
             POLLUTION CONTROL FACILITIES - 0.6%

  1,500,000  California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Pacific 12/97 at 102  A   1,545,420
                Gas and Electric Company), 1987 Series B, 8.875%, 1/01/10 (Alternative Minimum Tax)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             TRANSPORTATION - 5.7%

$ 3,000,000  Port of Oakland, California, Revenue Bonds, 1997 Series G, 5.375%, 11/01/25             11/07 at 102   Aaa  $2,904,630
                (Alternative Minimum Tax)

  5,490,000  Airports Commission City and County of San Francisco, California, San Francisco          5/06 at 102   Aaa   5,464,636
                International Airport, Second Series Revenue Bonds, Issue 10, 5.625%, 5/01/21
                (Alternative Minimum Tax)

  5,925,000  Airports Commission, City and County of San Francisco, California, San Francisco         5/05 at 101   Aaa   6,199,150
                International Airport, Second Series Revenue Bonds, Issue 11 (Noise Insulation
                Program), 6.200%, 5/01/19 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             UTILITIES - 1.7%

  1,600,000  Southern California Public Power Authority, Mead-Phoenix Project Revenue Bonds,          7/04 at 102   Aaa   1,465,488
                1994 Series A, 4.750%, 7/01/16

  3,000,000  Southern California Public Power Authority, Transmission Project Revenue Bonds,          7/03 at 100   Aaa   2,809,470
                1993 Subordinate Refunding Series (Southern Transmission Project), 5.000%, 7/01/22


----------------------------------------------------------------------------------------------------------------------------------
             WATER/SEWER FACILITIES - 9.9%

  3,000,000  State of California, Department of Water Resources, Central Valley Project,             12/08 at 101    AA   2,839,350
                5.000%, 12/01/22

  2,015,000  Azusa Public Financing Authority Water System, 5.000%, 7/01/23                           7/03 at 102   Aaa   1,884,650

  5,000,000  Castaic Lake Water Agency (California), Refunding Revenue Certificates of                8/04 at 102   Aaa   5,377,050
                Participation (Water System Improvement Projects), Series 1994A 6.300%, 8/01/20

  2,000,000  Contra Costa Water Authority (Contra Costa County, California), Water Treatment         10/02 at 102   Aaa   2,032,440
                Revenue Refunding Bonds, 1993 Series A, 5.750%, 10/01/20

  4,000,000  Modesto Irrigation District Financing Authority, Domestic Water Project Revenue Bonds,   9/05 at 102   Aaa   4,085,400
                Series 1995C, 5.750%, 9/01/22

  7,750,000  Sacramento County Sanitation Districts Financing Authority, 1993 Revenue Bonds,         12/03 at 102    Aa   6,966,701
                4.750%, 12/01/23

  1,925,000  San Jacinto Financing Authority, Revenue Bonds, Series 1997 (Water Improvement           4/07 at 102   Aaa   1,920,130
                Project), 5.500%, 10/01/18

-----------------------------------------------------------------------------------------------------------------------------------
$259,030,000 Total Investments - (cost $231,008,678) - 97.1%                                                            246,749,344
============-----------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.9%                                                                         7,418,962
             ----------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $254,168,306
             ======================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors):
Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

See accompanying notes to financial statements

Portfolio of Investments
Nuveen California Performance Plus
Municipal Fund, Inc. (NCP)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------

             EDUCATIONAL FACILITIES - 0.5%

$ 1,500,000  California Educational Facilities Authority Revenue Bonds (University                   10/06 at 102   Aaa  $1,575,555
                of San Francisco), Series 1996, 6.000%, 10/01/26


----------------------------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS - 29.0%***

  2,000,000  California Educational Facilities Authority, Revenue Bonds (St. Mary's College of       10/00 at 102   Aaa   2,232,760
                California Project), Series 1990, 7.500%, 10/01/20 (Pre-refunded to 10/01/00)

  6,500,000  California Health Facilities Financing Authority, Insured Hospital Revenue Bonds         7/00 at 102   Aaa   7,118,475
                (Children's Hospital - San Diego), Series 1990, 7.000%, 7/01/13 (Pre-refunded to 7/01/00)

             California Health Facilities Financing Authority, Health Facility
             Revenue Bonds (Health Dimensions, Incorporated), 1990 Series A:
  4,175,000     7.250%, 5/01/03 (Pre-refunded to 5/01/00)                                             5/00 at 102   Aaa   4,580,935
  5,000,000     7.500%, 5/01/15 (Pre-refunded to 5/01/00)                                             5/00 at 102   Aaa   5,517,450

  4,800,000  California Health Facilities Financing Authority, Health Facility Revenue Bonds         10/00 at 102  N/R   5,337,840
                (Sisters of Providence), Series 1990, 7.500%, 10/01/10 (Pre-refunded to 10/01/00)

             Trust Certificates, Trustees of the California State University to the California State
             University Institute:
  1,500,000     7.100%, 6/01/08 (Pre-refunded to 12/01/00)                                       12/00 at 101 7/8   Aaa   1,662,075
  1,610,000     7.150%, 6/01/09 (Pre-refunded to 12/01/00)                                       12/00 at 101 7/8   Aaa   1,786,392

  6,080,000  City of Anaheim, California, Certificates of Participation, Anaheim Memorial Hospital    5/00 at 102   Aaa   6,661,552
                Association, 7.125%, 5/15/13 (Pre-refunded to 5/15/00)

  4,000,000  Contra Costa Water District (Contra Costa County, California), Water Revenue Bonds,     10/00 at 102   N/R   4,367,040
                Series C, 6.750%, 10/01/20 (Pre-refunded to 10/01/00)

  4,000,000  County of Contra Costa, California, 1988 Home Mortgage Revenue Bonds (GNMA              No Opt. Call   Aaa   5,142,640
                Mortgage-Backed Securities Program), 8.250%, 6/01/21 (Alternative Minimum Tax)

  3,000,000  Hospital Revenue Certificates of Participation (Desert Hospital Corporation Project),    7/00 at 102   AAA   3,374,490
                Series 1990, 8.100%, 7/01/20 (Pre-refunded to 7/01/00)

 10,000,000  East Bay Municipal Utility District (Alameda and Contra Costa Counties, California),     6/00 at 102   Aaa  11,065,000
                Water System Subordinated Revenue Bonds, Series 1990, 7.500%, 6/01/18
                (Pre-refunded to 6/01/00)

  2,000,000  LaQuinta Redevelopment Agency, LaQuinta Redevelopment Project, Tax Allocation            9/00 at 102   Aaa   2,277,680
                Refunding Bonds, Series 1990, 8.400%, 9/01/12 (Pre-refunded to 9/01/00)

  5,600,000  City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1988,           8/98 at 102   Aaa   5,902,064
                7.625%, 8/01/14 (Pre-refunded to 8/01/98)

  2,285,000  Rancho Cucamonga Redevelopment Agency (San Bernardino County, California), Rancho        9/99 at 102   Aaa   2,466,977
                Redevelopment Project, 1990 Tax Allocation Bonds, 7.125%, 9/01/19 (Pre-refunded to 9/01/99)

  2,000,000  Redevelopment Agency of the City of San Diego, California, Marina Redevelopment     12/97 at 101 1/2   Aaa   2,054,680
                Project, Tax Allocation Refunding Bonds, Series 1987, 8.750%, 12/01/08
                (Pre-refunded to 12/01/97)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS - continued

$ 3,500,000  Redevelopment Agency of the City of San Diego, California, Columbia Redevelopment   12/97 at 101 1/2   Aaa  $3,595,690
                Project, Tax Allocation Refunding Bonds, Series 1987, 8.750%, 12/01/08
                (Pre-refunded to 12/01/97)

  3,500,000  City and County of San Francisco, General Purpose Sewer Revenue Bonds,              10/97 at 101 1/2   Aaa   3,562,930
                Series 1988A, 7.250%, 10/01/15 (Pre-refunded to 10/01/97)

  3,975,000  The Regents of the University of California, Hospital Revenue Bonds (UCLA Medical       12/98 at 102    A+   4,214,653
                Center), Series 1990, 7.300%, 12/01/20 (Pre-refunded to 12/01/98)


----------------------------------------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION BONDS - 4.2%

  6,000,000  State of California, Various Purpose General Obligation Bonds, 5.750%, 3/01/14           3/05 at 101    A1   6,251,280

  1,135,000  Jefferson Union High School District (County of San Mateo, California), General          8/05 at 102   Aaa   1,147,826
                Obligation Bonds, Election 1995, Series B, 5.650%, 8/01/27

  3,415,000  City of Oakland, California, Special Refunding Revenue Bonds (Pension Financing),        8/98 at 102   Aaa   3,585,784
                1988 Series A, 7.600%, 8/01/21

  1,000,000  Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,       8/11 at 103   Aaa   1,103,860
                 6.150%, 8/01/15


----------------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES - 11.0%

  5,500,000  California Health Facilities Financing Authority, Health Facility Revenue Bonds (Pomona  1/00 at 102    A-   6,282,100
                Valley Hospital Medical Center), 1989 Series A, 9.750%, 1/01/19

  2,000,000  California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds,     10/99 at 102    AA   2,147,460
                1989 Series A, 7.000%, 10/01/08

  2,780,000  California Health Facilities Financing Authority, Insured Health Facility                5/03 at 102    A+   2,881,637
                 Revenue Refunding Bonds (Valley Memorial Hospital), 1993 Series A, 6.000%, 5/01/17

  3,000,000  California Statewide Communities Development Authority (Triad Healthcare), Revenue      No Opt. Call    A+   3,228,000
                Refunding Series 1992, Certificates of Participation, 6.250%, 8/01/06

  7,520,000  Antelope Valley Hospital District, Series 1989 Certificates of Participation,            1/98 at 102     A   7,732,891
                7.350%, 1/01/20

             Central Joint Powers Health Financing Authority, Certificates of
             Participation, Series 1993 (Community Hospitals of Central
             California):
  2,500,000     5.250%, 2/01/13                                                                       2/03 at 102  Baa1   2,392,875
  4,720,000     5.000%, 2/01/23                                                                       2/03 at 100  Baa1   4,166,769

  2,500,000  Sierra View Local Hospital District, Insured Health Facility Revenue Bonds,              3/02 at 102    A+   2,637,000
                Series 1992, 6.400%, 3/01/22


----------------------------------------------------------------------------------------------------------------------------------
             HOUSING FACILITIES - 9.6%

  3,690,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1990 Series A,           2/00 at 102    Aa   3,877,821
                7.700%, 8/01/30 (Alternative Minimum Tax)

  3,365,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1995 Series B,           2/05 at 102    Aa   3,609,198
                7.125%, 2/01/26 (Alternative Minimum Tax)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             HOUSING FACILITIES - continued

$ 7,900,000  Department of Veterans Affairs of the State of California, Home Purchase Revenue         8/98 at 102    Aa  $8,185,822
                Bonds, 1988 Series A, 8.300%, 8/01/19 (Alternative Minimum Tax)

  3,915,000  The City of Los Angeles Multifamily Housing Revenue Bonds (GNMA Collateralized -         9/07 at 102   AAA   4,008,686
                Ridgecroft Apartments Project), Series 1997E, 6.250%, 9/20/39 (Alternative
                Minimum Tax)

  2,345,000  Community Development Commission of the County of Los Angeles, Mortgage Revenue          5/03 at 100   Aaa   2,415,162
                Refunding Bonds, Series 1993, FHAInsured Mortgage Loan - Los Tomas Apartments,
                Section 8 Assisted Project, 6.500%, 7/15/23

  2,500,000  County of San Bernardino (California), Single Family Home Mortgage Revenue Bonds         5/07 at 103   AAA   2,584,075
                (Mortgage-Backed Securities Program), 1997 Series A, 6.200%, 5/01/21

  2,835,000  Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds      10/00 at 102   AAA   2,992,059
                (GNMA Mortgage-Backed Securities Program), 1990 Issue A, 7.625%, 10/01/23
                (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             LEASE RENTAL - 12.6%

  1,850,000  City of Coalinga, California, Certificates of Participation (1989 Coalinga               4/00 at 102  BBB+   1,947,218
                Return to Custody Facility), 7.000%, 4/01/10

  3,000,000  Folsom Public Financing Authority (Sacramento County, California), 1990 Local Agency    10/00 at 102  BBB+   3,211,980
                Revenue Bonds, Series A, 7.250%, 10/01/10

             Fresno Unified School District, Fresno County, California,
             Certificates of Participation for Measure A Capital Projects,
             Series of 1992B for Project Phase IX:
  1,700,000     6.600%, 5/01/08                                                                       5/00 at 102    A2   1,791,647
  1,765,000     6.700%, 5/01/09                                                                       5/00 at 102    A2   1,859,957

  2,500,000  Fruitvale School District, Certificates of Participation (1990 Improvement Project),     6/00 at 102   Baa   2,690,300
                7.875%, 6/01/04

  1,700,000  Lancaster Housing Authority, Lease Revenue Bonds (Brierwood Mobilehome Park Project),    4/99 at 102  BBB+   1,754,927
                Issue of 1994, 7.200%, 4/01/24

             Certificates of Participation (Western Nevada County Solid Waste
             Management System - 1991 Project), County of Nevada, California:
  2,445,000     7.250%, 6/01/08                                                                       6/01 at 102   Baa   2,584,072
  2,500,000     7.500%, 6/01/21                                                                       6/01 at 102   Baa   2,647,325

  8,800,000  County of Orange, California, 1996 Recovery Certificates of Participation, Series A,     7/06 at 102   Aaa   9,235,600
                6.000%, 7/01/26

  6,470,000  City of San Leandro, California, San Leandro Public Financing Authority,                 6/03 at 102     A   6,642,943
                Certificates of Participation (1993 Seismic Retrofit Financing Project),
                5.950%, 6/01/23

  1,750,000  Taft Public Financing Authority Lease Revenue Bonds 1997 Series A (Community             1/07 at 101  BBB+   1,819,528
                Correctional Facility Acquisition Project), 5.950%, 1/01/11

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE - 8.4%

$ 2,000,000  Alameda Public Financing Authority 1997 Revenue Bonds (Marina Village Assessment         3/98 at 102   N/R  $2,044,320
                District Bond Refinancing), 6.375%, 9/02/14

  2,000,000  Cudahy Redevelopment Agency, Cudahy Redevelopment Project, Tax Allocation                9/03 at 102   BBB   2,112,660
                Refunding Bonds, Series 1994A, 6.700%, 9/01/24

  3,000,000  Fontana Public Financing Authority (San Bernardino County, California), Tax Allocation   9/00 at 102   BB+   3,168,060
                Revenue Bonds (North Fontana Redevelopment Project), 1990 Series A,
                7.250%, 9/01/20

  5,000,000  Los Angeles County Metropolitan Transportation Authority (California), Proposition A,    7/03 at 100   Aaa   4,688,700
                Sales Tax Revenue Refunding Bonds, Series 1993-A, 5.000%, 7/01/21

  3,170,000  Pleasanton Joint Powers Financing Authority, Reassessment Revenue Bonds, 1993 Series     9/03 at 102   Baa   3,341,370
                A, 6.000%, 9/02/05

  2,215,000  Rancho Cucamonga Redevelopment Agency (San Bernardino County, California), Rancho        9/99 at 102   Aaa   2,373,793
                Redevelopment Project, 1990 Tax Allocation Bonds, 7.125%, 9/01/19

  4,700,000  Stanislaus County Waste-to-Energy Financing Agency, Solid Waste Facility Refunding       1/00 at 102  BBB+   5,044,087
                Revenue Certificates (Ogden Martin System of Stanislaus, Inc. Project), Series 1990,
                7.625%, 1/01/10

  1,415,000  Redevelopment Agency of the City of Suisun City, Suisun City Redevelopment Project,     10/03 at 102   Aaa   1,458,044
                1993 Tax Allocation Refunding Bonds (County of Solano, California), 5.900%, 10/01/23


----------------------------------------------------------------------------------------------------------------------------------
             POLLUTION CONTROL FACILITIES - 4.7%

 12,600,000  City of Chula Vista, Industrial Development Revenue Bonds (San Diego Gas and Electric   12/02 at 102   Aaa   13,508,838
                Company), 1992 Series A, 6.400%, 12/01/27 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             TRANSPORTATION - 8.2%

  3,000,000  Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds Series 1995A,   1/05 at 102   Baa   3,068,550
                6.000%, 1/01/34

  1,320,000  County of Orange, California, Airport Revenue Refunding Bonds, Series 1997,              7/07 at 102   Aaa   1,356,683
                5.625%, 7/01/12 (Alternative Minimum Tax)

  8,000,000  Port of Oakland, California, Revenue Bonds, 1990 Series D, 8.000%, 11/01/00             No Opt. Call   Aaa   8,913,520

  4,630,000  County of Sacramento, Airport System PFC and Subordinated Revenue Bonds, Series          7/06 at 102   Aaa   4,886,409
                1996D, 6.000%, 7/01/16

  5,000,000  Airports Commission, City and County of San Francisco, California, San Francisco         5/05 at 101   Aaa   5,258,950
                International Airport, Second Series Revenue Bonds, Issue 11 (Noise Insulation
                Program), 6.250%, 5/01/26 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             UTILITIES - 2.4%

  2,500,000  Department of Water and Power of the City of Los Angeles, California, Electric Plant     5/98 at 102   Aa3   2,611,825
                Revenue Bonds, Issue of 1988, 7.900%, 5/01/28

  4,545,000  Department of Water and Power of the City of Los Angeles (California), Electric Plant   10/03 at 102   Aa3   4,156,630
                Revenue Bonds, Second Issue of 1993, 5.000%, 10/15/33

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             WATER/SEWER FACILITIES - 6.7%

$ 3,000,000  Department of Water and Power of the City of Los Angeles, Water Works Refunding          5/03 at 102    Aa  $2,683,980
                Revenue Bonds, Second Issue of 1993, 4.500%, 5/15/13

  4,270,000  Department of Water and Power of the City of Los Angeles, Water Works Refunding          5/03 at 102    Aa   3,750,469
                Revenue Bonds, Second Issue of 1993, 4.500%, 5/15/18

  5,000,000  The City of Los Angeles Wastewater System Revenue Bonds, Refunding Series 1991-C,        6/99 at 102    A1   5,328,400
                7.100%, 6/01/18

  5,000,000  Revenue Certificates of Participation, Series 1993A, Orange County Water District,       8/03 at 100    Aa   4,691,100
                5.000%, 8/15/18

  2,650,000  San Diego County Water Authority, Water Revenue Certificates of Participation, Series    5/01 at 102    Aa   2,853,784
                1991A, 6.375%, 5/01/06

-----------------------------------------------------------------------------------------------------------------------------------
$265,140,000 Total Investments - (cost $258,636,701) - 97.3%                                                            279,212,852
============-----------------------------------------------------------------------------------------------------------------------
             Temporary Investments in Short-Term Municipal Securities - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------

$   500,000  City of Santa Ana, Multi-Modal Interchangeable Rate Health Facility Revenue Bonds                      A-1     500,000
                (Town and Country Manor Project), Series 1990, Variable Rate Demand Bonds,
                3.500%, 10/01/20+
             ----------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.5%                                                                         7,223,403
             ----------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $286,936,255
             ======================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors):
Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             EDUCATIONAL FACILITIES - 0.6%

$ 1,000,000  California Educational Facilities Authority Revenue Bonds (University of                10/06 at 102   Aaa  $1,050,370
               San Francisco), Series 1996, 6.000%, 10/01/26


----------------------------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS - 38.4%***

  1,900,000  California Health Facilities Financing Authority, Insured Hospital Revenue Bonds        10/00 at 102   Aaa   2,119,944
                (Children's Hospital of San Francisco), 1990 Series A, 7.500%, 10/01/20
                (Pre-refunded to 10/01/00)

  5,000,000  California Health Facilities Financing Authority, Health Facility Revenue Bonds (Health  5/00 at 102   Aaa   5,517,450
                Dimensions, Incorporated), 1990 Series A, 7.500%, 5/01/15 (Pre-refunded to 5/01/00)

  6,500,000  California State Department of Water Resources, Central Valley Project,              6/99 at 101 1/2   Aaa   6,941,220
                Water System Revenue Bonds, Series G, 7.125%, 12/01/24
                (Pre-refunded to 6/01/99)

  5,000,000  Certificates of Participation (Water System Improvement Projects),                       8/00 at 102   Aaa   5,506,250
                 Series 1990, Castaic  Lake Water Agency, California, 7.125%, 8/01/16
                 (Pre-refunded to 8/01/00)

  3,300,000  Contra Costa Water Authority (Contra Costa County, California), Water Treatment         10/00 at 102   N/R   3,614,655
                Revenue Bonds, 1990 Series A, 6.875%, 10/01/20 (Pre-refunded to 10/01/00)

  5,000,000  Hospital Revenue Certificates of Participation (Desert Hospital Corporation Project),    7/00 at 102   AAA   5,624,150
                Series 1990, 8.100%, 7/01/20 (Pre-refunded to 7/01/00)

  5,000,000  The City of Los Angeles (California), Los Angeles Convention and Exhibition Center       8/00 at 102   Aaa   5,494,200
                Certificates of Participation, 1990 Series, 7.000%, 8/15/21
                (Pre-refunded to 8/15/00)

  5,890,000  Mt. Diablo Unified School District, Community Facilities District No. 1,                 8/00 at 102   Aaa   6,474,288
                 Special Tax Bonds, Series 1990 (Contra Costa County, California),
                 7.050%, 8/01/20 (Pre-refunded to 8/01/00)

  4,000,000  Certificates of Participation (1990 Project A), Orange County Water District,            8/00 at 102   Aaa   4,395,360
                7.000%, 8/15/15 (Pre-refunded to 8/15/00)

             Ponoma Public Financing Authority, California 1990 Lease Purchase Revenue Bonds,
             Series J:
  4,035,000     7.700%, 10/01/07 (Pre-refunded to 10/01/00)                                          10/00 at 102    A-   4,521,540
  2,000,000     7.875%, 10/01/15 (Pre-refunded to 10/01/00)                                          10/00 at 102    A-   2,251,200

  4,000,000  City of Pomona, California, Single Family Mortgage Revenue Refunding Bonds (GNMA        No Opt. Call   Aaa   5,137,680
                and FHLMC Mortgage-Backed Securities), Series 1990B, 7.500%, 8/01/23

  7,000,000  Redevelopment Agency of The City of San Diego, California, Marina Redevelopment     12/97 at 101 1/2   Aaa   7,191,380
                Project, Tax Allocation Refunding Bonds, Series 1987, 8.750%, 12/01/08
                (Pre-refunded to 12/01/97)

  5,000,000  The Regents of the University of California, Revenue Bonds (1990 Seismic                 9/98 at 102     A   5,266,450
                 Safety Projects), 7.300%, 9/01/20 (Pre-refunded to 9/01/98)


----------------------------------------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION BONDS - 0.6%

  1,000,000  Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,       8/11 at 103   Aaa   1,103,860
                6.150%, 8/01/15

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES - 16.7%

$ 6,250,000  California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds,     10/99 at 102    AA   $6,676,938
                1989 Series A, 7.000%, 10/01/18

  2,000,000  California Health Facilities Financing Authority, Insured Health Facility Revenue        5/03 at 102    A+   2,073,120
                Refunding Bonds (Valley Memorial Hospital), 1993 Series A, 6.000%, 5/01/17

  1,000,000  California Health Facilities Financing Authority, Kaiser Permanente Refunding Revenue    3/01 at 102    AA   1,049,220
                Bonds, 1991 Series A, 6.250%, 3/01/21

  3,000,000  California Statewide Communities Development Authority (Triad Healthcare), Revenue      No Opt. Call    A+   3,228,000
                Refunding Series 1992, Certificates of Participation, 6.250%, 8/01/06

  6,800,000  Central Joint Powers Health Financing Authority, Certificates of                         2/03 at 100  Baa1   6,002,972
                Participation, Series 1993 (Community Hospitals of Central California),
                5.000%, 2/01/23

             City of Loma Linda California, Hospital Revenue Bonds (Loma Linda University
             Medical Center Project), Series 1993-A
  5,970,000     5.750%, 12/01/03                                                                     No Opt. Call   BBB   6,091,788
  3,000,000     6.500%, 12/01/18                                                                     12/03 at 102   BBB   3,144,090

  2,000,000  Sierra View Local Hospital District, Insured Health Facility Revenue Bonds,              3/02 at 102    A+   2,109,600
                Series 1992, 6.400%, 3/01/22

----------------------------------------------------------------------------------------------------------------------------------
             HOUSING FACILITIES - 0.7%

  1,230,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series C,           8/98 at 102    Aa   1,271,033
                8.300%, 8/01/19 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             LEASE RENTAL - 9.0%

  2,100,000  Inland Empire Solid Waste Financing Authority Revenue Bonds, 1996 Series B (Landfill    No Opt. Call   Aaa   2,313,129
                Improvement Financing Project), 6.250%, 8/01/11 (Alternative Minimum Tax)

  1,500,000  Lancaster Housing Authority, Lease Revenue Bonds (Brierwood Mobilehome Park              4/99 at 102  BBB+   1,548,465
                Project), Issue of 1994, 7.200%, 4/01/24

  2,000,000  Certificates of Participation, County of Mendocino to the Mendocino County Public        8/03 at 102     A   2,061,120
                Facilities Corporation, 6.000%, 8/15/23

  1,000,000  Menifee Union School District (Riverside County, California), Certificates               9/06 at 102   Aaa   1,060,420
                of Participation (1996 School Project), 6.125%, 9/01/24

             Certificates of Participation (Western Nevada County Solid Waste
             Management System-- 1991 Project), County of Nevada, California:
  2,500,000     7.250%, 6/01/08                                                                       6/01 at 102   Baa   2,642,200
  2,000,000     7.500%, 6/01/21                                                                       6/01 at 102   Baa   2,117,860

  4,700,000  San Bernardino County, California, Certificates of Participation, Series 1995 (Medical   8/05 at 102   Aaa   4,661,977
                Center Financing Project), 5.500%, 8/01/22

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE - 15.6%

$ 5,000,000  Fontana Public Financing Authority (San Bernardino County, California), Tax Allocation   9/00 at 102   BB+   $5,280,100
                Revenue Bonds (North Fontana Redevelopment Project), 1990 Series A, 7.250%, 9/01/20

  2,045,000  Inglewood Redevelopment Agency (City of Inglewood, Los Angeles County, California),     No Opt. Call   BBB   2,086,738
                Century Redevelopment Project, 1993 Tax Allocation Bonds, Series A, 5.900%, 7/01/03

  1,000,000  City of Ontario, Community Facilities District No. 5 (Freeway Interchange Project),      9/06 at 102   N/R     996,080
                Special Tax Bonds, Series 1997, 6.375%, 9/01/17
 10,900,000  Ontario Redevelopment Financing Authority (San Bernardino County, California) 1995      No Opt. Call   Aaa   14,138,826
                Revenue Refunding Bonds (Ontario Redevelopment Project No. 1), 7.400%, 8/01/25

  1,100,000  Redevelopment Agency of the City of Suisun City, Suisun City Redevelopment Project,     10/03 at 102   Aaa   1,133,462
                1993 Tax Allocation Refunding Bonds (County of Solano, California), 5.900%, 10/01/23

  4,620,000  Vista Joint Powers Financing Authority, 1993 Series B Lease Revenue Bonds (Hacienda      9/00 at 101    A-   4,713,555
                Drive and Buena Vista Creek), 6.100%, 9/01/20


----------------------------------------------------------------------------------------------------------------------------------
             POLLUTION CONTROL FACILITIES - 6.4%

  3,000,000  California Pollution Control Financing Authority, Pollution Control Revenue             12/97 at 102     A   3,089,910
                 Bonds (Pacific Gas and Electric Company), 1987 Series B, 8.750%, 1/01/07
                 (Alternative Minimum Tax)

  8,000,000  City of Chula Vista, Industrial Development Revenue Bonds, (San Diego                   12/02 at 102   Aaa   8,577,040
                Gas and Electric Company) 1992 Series A, 6.400%, 12/01/27
                (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             TRANSPORTATION - 5.7%

  1,000,000  Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds Series 1995A,   1/05 at 102   Baa   1,022,850
                6.000%, 1/01/34

  4,000,000  Harbor Department of the City of Los Angeles, Revenue Bonds, Issue of 1995 Series B,     8/02 at 102    Aa   4,326,640
                6.625%, 8/01/19 (Alternative Minimum Tax)

  5,000,000  County of Sacramento, Airport System Revenue Bonds, Series 1996, 5.900%, 7/01/24         7/06 at 102   Aaa   5,124,300
                (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             WATER/SEWER FACILITIES - 4.9%

  5,000,000  Department of Water and Power of the City of Los Angeles, California, Water Works,       2/99 at 102    Aa   5,305,150
                Revenue Bonds, Issue of 1989, 7.200%, 2/15/19

  4,000,000  The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993-D,    11/03 at 102   Aaa   3,578,480
                4.700%, 11/01/19

-----------------------------------------------------------------------------------------------------------------------------------
$167,340,000 Total Investments - (cost $163,228,732) - 98.6%                                                            179,635,060
============-----------------------------------------------------------------------------------------------------------------------

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             Temporary Investments in Short-Term Municipal Securities - 0.4%

$   600,000  Irvine Ranch Water District, Consolidated Refunding Bonds, Series 1985-B,                             A-1+    $600,000
                1986 Capital Improvement Project, Variable Rate Demand Bonds, 3.350%, 10/01/04+

    200,000  Irvine Ranch Water District, Consolidated Refunding Bonds, Series A, Variable Rate                  VMIG-1     200,000
                Demand Bonds, 3.350%, 5/01/09+

-----------------------------------------------------------------------------------------------------------------------------------
$   800,000  Total Temporary Investments - 0.4%                                                                             800,000
===========------------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.0%                                                                         1,844,161
             ----------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $182,279,221
             ======================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors):
Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements

Portfolio of Investments
Nuveen California Investment Quality
Municipal Fund, Inc. (NQC)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
-----------------------------------------------------------------------------------------------------------------------------------
             EDUCATIONAL FACILITIES - 2.7%

$ 2,310,000  California Educational Facilities Authority, Revenue Bonds (Chapman College),            1/01 at 102  Baa2  $2,537,489
                Series 1991, 7.300%, 1/01/02

  1,500,000  California Educational Facilities Authority Revenue Bonds (University of                10/06 at 102   Aaa   1,575,555
                San Francisco), Series 1996, 6.000%, 10/01/26

  4,000,000  State Public Works Board of The State of California, Lease Revenue Refunding Bonds       3/06 at 102   Aaa   4,039,480
                (California Community Colleges), 1996 Series B (Various Community Colleges
                Projects), 5.625%, 3/01/19

----------------------------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS - 38.5%***

  8,530,000  California Educational Facilities Authority, Revenue and Refunding Bonds (Loyola        10/97 at 102   Aaa   8,732,417
                Marymount University), Series 1987, 8.125%, 10/01/17 (Pre-refunded to 10/01/97)

    690,000  California Educational Facilities Authority, Revenue Bonds (Chapman College),            1/01 at 102  Baa2     767,604
                Series 1991, 7.300%, 1/01/02 (Pre-refunded to 1/01/01)

             California Health Facilities Financing Authority, Health Facility
             Revenue Bonds (Health Dimensions, Incorporated), 1990 Series A:
  2,300,000     7.500%, 5/01/15 (Pre-refunded to 5/01/00)                                             5/00 at 102   Aaa   2,538,027
  4,395,000     7.000%, 5/01/20 (Pre-refunded to 5/01/00)                                             5/00 at 102   Aaa   4,794,769

  8,075,000  California Health Facilities Financing Authority, Hospital Revenue Refunding Bonds      11/00 at 102   N/R   8,879,593
                (Cedars-Sinai Medical Center), Series 1990, 7.000%, 11/01/15
                (Pre-refunded to 11/01/00)

  3,500,000  State Public Works Board of the State of California, Lease Revenue Bonds (Department    11/04 at 102   Aaa   4,079,985
                of Corrections), 1994 Series A (California State of Prison-Monterey County
                (Soledad II)), 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

  5,885,000  Calaveras County Water District (California), Certificates of Participation              5/01 at 102   Aaa   6,532,821
                 (1991 Ebbetts Pass Water System Improvements Project), 6.900%, 5/01/16
                 (Pre-refunded to 5/01/01)

  5,500,000  Certificates of Participation (Open Space Acquisition Project), City of Cupertino,       4/01 at 102   N/R   6,122,325
                California, Cupertino Public Facilities Corporation, 7.125%, 4/01/16
                (Pre-refunded to 4/01/01)

  4,500,000  Hospital Revenue Certificates of Participation (Desert Hospital Corporation Project),    7/00 at 102   AAA   5,050,170
                Series 1990, 8.000%, 7/01/10 (Pre-refunded to 7/01/00)

  8,650,000  Fontana Public Financing Authority (San Bernardino County, California),                 12/01 at 102   N/R   9,962,897
                 Subordinate Lien Tax Allocation Revenue Bonds (North Fontana Redevelopment
                 Project), 1991 Series A, 7.750%, 12/01/20 (Pre-refunded to 12/01/01)

  2,500,000  The Community Redevelopment Agency of the City of Los Angeles, California, Central   1/98 at 101 1/2   BBB   2,532,700
                Business District Redevelopment Project Tax Allocation Refunding Bonds,
                Series 1987-G, 6.750%, 7/01/10

  6,000,000  The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1991-A,     2/99 at 102   Aaa   6,378,900
                7.100%, 2/01/21 (Pre-refunded to 2/01/99)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS - continued

$ 5,500,000  Los Angeles County Metropolitan Transportation Authority (California),                   7/01 at 102   Aaa  $6,097,245
                Proposition A  Sales Tax Revenue Refunding Bonds, Series 1993-A,
                6.750%, 7/01/20 (Pre-refunded to 7/01/01)

  8,000,000  Mt. Diablo Hospital District, Insured Hospital Revenue Bonds, 1990 Series A,            12/00 at 102   Aaa   9,085,200
                8.000%, 12/01/11 (Pre-refunded to 12/01/00)

  8,000,000  Redevelopment Agency of the City of Pittsburg, California, Los Medanos, Community        8/01 at 103   Aaa   9,066,000
                Development Project, Tax Allocation Bonds, Series 1991, 7.150%, 8/01/21
                (Pre-refunded to 8/01/01)

  6,505,000  Certificates of Participation (City of Poway 1991 Capital Improvement Project Poway      1/01 at 102   Aaa   7,238,179
                Royal Mobilehome Park), Poway Redevelopment Agency, 7.200%, 1/01/24
                (Pre-refunded to 1/01/01)

 10,000,000  Sacramento Municipal Utility District, Electric Revenue Bonds, 1988 Series W,            8/98 at 102   Aaa  10,577,100
                7.875%, 8/15/16 (Pre-refunded to 8/15/98)

  2,000,000  Certificates of Participation (Community Center, Theater, and Library                   12/98 at 102    A-   2,118,140
                Projects), City of Vacaville (Solano County, California), to the Vacaville
                Public Financing Authority, 7.200%, 12/01/13 (Pre-refunded to 12/01/98)

  3,500,000  West Contra Costa Hospital District, Insured Health Facility Refunding Revenue Bonds    11/04 at 102    A+   3,976,805
                Series 1994, 6.500%, 11/01/17 (Pre-refunded to 11/01/04)


----------------------------------------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION BONDS - 6.2%

 13,335,000  State of California, Various Purpose General Obligation Bond, 5.750%, 3/01/13            3/05 at 101    A1  13,978,280

  2,395,000  Fontana Unified School District, San Bernardino County, California, 1997 General         5/09 at 102   Aaa   2,090,093
                Obligation Refunding Bonds, Series A, 0.000%, 5/01/17

  2,000,000  Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,       8/11 at 103   Aaa   2,299,780
                6.500%, 8/01/19


----------------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES - 11.7%

 10,000,000  California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds,     12/00 at 102    AA  10,985,300
                1990 Series A, 7.000%, 12/01/10

  1,475,000  California Health Facilities Financing Authority, Kaiser Permanente Refunding Revenue    3/01 at 102    AA   1,547,600
                Bonds, 1991 Series A, 6.250%, 3/01/21

  3,000,000  California Statewide Communities Development Authority (Triad Healthcare), Revenue      No Opt. Call    A+   3,228,000
                Refunding Series 1992, Certificates of Participation, 6.250%, 8/01/06

             Central Joint Powers Health Financing Authority, Certificates of
             Participation, Series 1993 (Community Hospitals of Central
             California):
  3,250,000     5.250%, 2/01/13                                                                       2/03 at 102  Baa1   3,110,738
  7,260,000     5.500%, 2/01/15                                                                       2/03 at 102  Baa1   7,045,975

  5,000,000  City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda University Medical   12/03 at 102   BBB   5,240,150
                Center Project), Series 1993-A, 6.500%, 12/01/18

  3,365,000  West Side Hospital District (Kern County, California), Insured Revenue Bonds,            2/01 at 102    A+   3,669,903
                Series 1991A, 7.500%, 2/01/23

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             HOUSING FACILITIES - 3.7%

$ 1,640,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series C,           8/98 at 102    Aa  $1,694,710
                8.300%, 8/01/19 (Alternative Minimum Tax)

  1,505,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series E,           8/98 at 102    Aa   1,558,187
                8.350%, 8/01/19 (Alternative Minimum Tax)

    980,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1989 Series B,           8/99 at 102    Aa   1,024,864
                8.000%, 8/01/29 (Alternative Minimum Tax)

  1,785,000  Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds       3/01 at 102   AAA   1,889,173
                (GNMA and FNMA Mortgage-Backed Securities Program), 1991 Issue A,
                7.350%, 9/01/24 (Alternative Minimum Tax)

  2,295,000  Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds       4/99 at 102   AAA   2,403,554
                (GNMA Mortgage-Backed Securities Program), 1989 Issue A, 7.625%, 10/01/22
                (Alternative Minimum Tax)

  2,430,000  City of Stanton Multifamily Housing Revenue Bonds (Continental Gardens Apartments),      8/07 at 102   AAA   2,496,849
                Series 1997, 5.625%, 8/01/29 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL DEVELOPMENT REVENUE - 2.0%

  5,500,000  California Pollution Control Financing Authority, Fixed Rate Resource Recovery Revenue   2/01 at 103    A1   5,984,000
                Bonds (Waste Management, Inc.), 1991 Composite Series A, 7.150%, 2/01/11
                (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             LEASE RENTAL - 8.9%

  7,000,000  Certificates of Participation (1990 Adelanto Return to Custody Facility),                4/00 at 102  BBB+   7,377,580
                City of Adelanto, California, 7.100%, 4/01/10

  2,750,000  Certificates of Participation, Fresno Unified School District, Fresno County,            5/01 at 102    A2   2,997,253
                California, Series 1991A For Project Phase VI, 7.200%, 5/01/11

  1,050,000  Certificates of Participation, Fresno Unified School District, Fresno County,            5/00 at 102    A2   1,110,123
                California, Series of 1992B for Project Phase IX, 6.600%, 5/01/07

  2,350,000  Lancaster Housing Authority, Lease Revenue Bonds (Brierwood Mobilehome Park              4/99 at 102  BBB+   2,426,070
                Project), Issue of 1994, 7.100%, 4/01/14

 10,075,000  County of Orange, California, 1996 Recovery Certificates of Participation, Series A,     7/06 at 102   Aaa  10,573,713
                6.000%, 7/01/26

  2,000,000  Redding Joint Powers Financing Authority Solid Waste and Corporate Yard, Lease           1/04 at 102     A   1,979,420
                Revenue Bonds, Series 1993A, 5.500%, 1/01/13


----------------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE - 9.0%

  2,195,000  Bell Community Redevelopment Agency, Bell Redevelopment Project Area, 1994 Tax          11/03 at 102   Aaa   2,394,262
                Allocation Refunding Bonds, 6.300%, 11/01/13

  2,500,000  The Community Redevelopment Agency of the City of Los Angeles, California, Central   1/98 at 101 1/2   BBB   2,547,650
                Business District Redevelopment Project Tax Allocation Refunding Bonds,
                Series G, 6.750%, 7/01/10

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE - continued

$ 1,685,000  City of Ontario, Community Facilities District No 5 (Freeway Interchange Project),       9/06 at 102   N/R  $1,678,395
                Special Tax Bonds, Series 1997, 6.375%, 9/01/17

  3,600,000  Ontario Redevelopment Financing Authority (San Bernardino County, California), 1995     No Opt. Call   Aaa   4,669,704
                Revenue Refunding Bonds (Ontario Redevelopment Project No. 1), 7.400%, 8/01/25

  1,500,000  City of Richmond, Limited Obligation Refunding Improvement Bonds, Reassessment           9/97 at 103   N/R   1,549,095
                District No. 855 (Atlas Road West and Interchange), 6.600%, 9/02/19

  9,000,000  Redevelopment Agency of the City of San Jose, Merged Area Redevelopment Project,         2/04 at 102   Aaa   7,999,470
                Tax Allocation Bonds, Series 1993, 4.750%, 8/01/24

  2,000,000  Redevelopment Agency of the City of San Leandro, Plaza 1 and Plaza 2 Redevelopment       6/03 at 102    A-   2,066,380
                Projects, 1993 Tax Allocation Bonds, Series A, 6.125%, 6/01/23

  3,565,000  Stanislaus County Waste-to-Energy Financing Agency, Solid Waste Facility Refunding       1/00 at 102  BBB+   3,825,994
                Revenue Certificates (Ogden Martin System of Stanislaus, Inc. Project), Series 1990,
                7.625%, 1/01/10


----------------------------------------------------------------------------------------------------------------------------------
             POLLUTION CONTROL FACILITIES - 4.4%

  4,350,000  California Pollution Control Financing Authority, Pollution Control Revenue Bonds       12/97 at 102     A   4,481,718
                (Pacific Gas and Electric Company), 1987 Series B, 8.875%, 1/01/10
                (Alternative Minimum Tax)

  7,945,000  City of Chula Vista, Industrial Development Revenue Bonds (San Diego Gas and Electric   12/02 at 102   Aaa   8,518,072
                Company), 1992 Series A, 6.400%, 12/01/27 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             TRANSPORTATION - 5.8%

  1,000,000  Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds Series 1995A,   1/05 at 102   Baa   1,022,850
                6.000%, 1/01/34

 12,000,000  Airports Commission, City and County of San Francisco, California, San Francisco         5/05 at 101   Aaa  12,621,480
                International Airport, Second Series Revenue Bonds, Issue 11 (Noise Insulation
                Program), 6.250%, 5/01/26 (Alternative Minimum Tax)

  3,520,000  Airports Commission City and County of San Francisco, California, San Francisco,         5/06 at 101   Aaa   3,620,178
                International Airport, Second Revenue Bonds, Issue 12A, 5.625%, 5/01/11
                (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             UTILITIES - 4.2%

  7,990,000  Department of Water and Power of the City of Los Angeles Electric Plant Revenue          1/01 at 102   Aa3   8,721,164
                Bonds, Issue of 1991, 7.100%, 1/15/31

  3,405,000  Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds,        7/98 at 102    A-   3,549,507
                Refunding Series E, 7.150%, 7/01/24

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             WATER/SEWER FACILITIES - 1.7%

$ 5,500,000  Revenue Certificates of Participation, Series 1993A, Orange County Water District,       8/03 at 100    Aa  $5,160,210
                5.000%, 8/15/18

-----------------------------------------------------------------------------------------------------------------------------------
$276,035,000 Total Investments - (cost $271,329,635) - 98.8%                                                            293,820,845
============-----------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.2%                                                                         3,459,274
             ----------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $297,280,119
             ======================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors):
Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

See accompanying notes to financial statements

Portfolio of Investments
Nuveen California Select Quality
Municipal Fund, Inc. (NVC)
 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             EDUCATIONAL FACILITIES - 2.1%

$ 5,000,000  State Public Works Board of the State of California Lease Revenue Bonds                  9/05 at 100     A  $5,171,550
                (The Trustees of The California State University), 1995 Series A (Various
                California State University Projects), 6.000%, 9/01/15

  6,000,000  The Regents of the University of California Refunding Revenue Bonds (1989 Multiple       9/03 at 102   Aaa   5,611,140
                Purpose Projects), Series C, 5.000%, 9/01/23


----------------------------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS - 25.4%***

 15,500,000  California Health Facilities Financing Authority, Health Facility Revenue            1/00 at 101 1/2  A-    16,712,100
                Bonds (Pomona Valley Hospital Medical Center), 1989 Series A,
                7.000%, 1/01/18 (Pre-refunded to 1/01/00)

  3,000,000  California Pollution Control Financing Authority, Solid Waste Revenue Bonds (North       7/02 at 102   Aaa   3,429,390
                County Recycling Center), 1991 Series A Bonds, 6.750%, 7/01/17

  3,310,000  State Public Works Board of the State of California Lease Revenue Bonds (California      9/01 at 102   Aaa   3,741,889
                Community Colleges), 1991 Series A, 7.250%, 9/01/05 (Pre-refunded to 9/01/01)

  5,285,000  Brea Public Financing Authority (Orange County, California), 1991 Tax Allocation         8/01 at 102   Aaa   5,868,411
                Revenue Bonds, Series A (Redevelopment Project AB), 6.750%, 8/01/22 (Pre-refunded to 8/01/01)

  2,110,000  County of Contra Costa, California, 1989 Home Mortgage Revenue Bonds (GNMA              No Opt. Call   Aaa   2,410,148
                Mortgage-Backed Securities Program), 7.700%, 11/01/09 (Alternative Minimum Tax)

  7,000,000  East Bay Municipal Utility District (Alameda and Contra Costa Counties, California),    12/01 at 102   Aaa   7,720,300
                Water System Subordinated Revenue Bonds, Series 1991, 6.375%, 6/01/12
                (Pre-refunded to 12/01/01)

  5,000,000  Elk Grove Unified School District Community Facilities District No. 1                   12/99 at 102   Aaa   5,395,200
                Special Tax Bonds, Series 1990, 6.800%, 12/01/20 (Pre-refunded to 12/01/99)

  5,460,000  City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda University           12/00 at 102   Aaa   6,035,866
                Medical Center Project), Series 1990-B, 7.000%, 12/01/10
               (Pre-refunded to 12/01/00)

  3,300,000  The City of Los Angeles Wastewater System Revenue Bonds, Series 1990-B,                  6/00 at 102   AAA   3,621,651
                7.150%, 6/01/20 (Pre-refunded to 6/01/00)

  7,500,000  Los Angeles County Metropolitan Transportation Authority (California), Proposition A     7/01 at 102   Aaa   8,353,950
                Sales Tax Revenue Refunding Bonds, Series 1993-A, 6.900%, 7/01/21
                (Pre-refunded to 7/01/01)

  6,375,000  Mt. Diablo Hospital District, Insured Hospital Revenue Bonds, 1990 Series A,            12/00 at 102   Aaa   7,047,371
                7.000%, 12/01/17 (Pre-refunded to 12/01/00)

  1,705,000  City of Palm Springs Financing Authority Revenue (Tax Allocation Bonds), 1991 Series B   8/05 at 100   N/R   1,954,646
                (Agency Loans), 6.800%, 8/01/11 (Pre-refunded to 8/01/05)

  3,700,000  Riverside Public Financing Authority, 8.000%, 2/01/18 (Pre-refunded to 2/01/01)          2/01 at 102   N/R   4,205,938

 19,000,000  Sacramento City Financing Authority 1991 Revenue Bonds, 6.800%, 11/01/20                11/01 at 102   Aaa  21,233,260
                (Pre-refunded to 11/01/01)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS - continued

$ 1,350,000  City of St. Helena, Certificates of Participation, ABAG Finance Corporation              6/00 at 102  BBB   $1,503,090
                (California), 7.875%, 6/01/11 (Pre-refunded to 6/01/00)

  3,920,000  City of San Diego, California, Certificates of Participation (Balboa Park and            7/01 at 100   Aa    4,300,005
                Mission Bay Park Capital Improvements Program), Series 1991, 6.900%, 7/15/21
                (Pre-refunded to 7/15/01)

             Santa Clarita Public Financing Authority Local Agency Revenue Bonds, Series 1991:
  6,800,000     7.000%, 10/01/20 (Pre-refunded to 10/01/01)                                          10/01 at 102    A-   7,632,524
  3,000,000     6.750%, 10/01/21 (Pre-refunded to 10/01/01)                                          10/01 at 102    A-   3,329,760

  6,500,000  Tri-City Hospital District (Oceanside, California), Insured Revenue Bonds, Series 1991,  2/02 at 102   Aaa   7,446,855
                7.500%, 2/01/17 (Pre-refunded to 2/01/02)

  3,300,000  The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose   9/02 at 102     A   3,733,158
                Projects), Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)

  1,605,000  Yosemite Community College District, Certificates of Participation, 7.750%, 7/01/11      7/01 at 102   N/R   1,828,609
                (Pre-refunded to 7/01/01)


----------------------------------------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION BONDS - 2.8%
 11,405,000  State of California Various Purpose General Obligation Bonds, 6.400%, 2/01/20            2/98 at 102    A1   11,738,140
                (Alternative Minimum Tax)

  2,025,000  State of California, Various Purpose General Obligation Bonds, 5.750%, 3/01/23           3/04 at 102    A1   2,063,151


----------------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES - 11.1%

  3,000,000  California Health Facilities Financing Authority, Insured Health Facility Refunding      7/04 at 102   Aaa   2,691,180
                Revenue Bonds (Catholic Healthcare West), 1994 Series A, 4.750%, 7/01/19

  5,000,000  California Health Facilities Financing Authority, Insured Health Facility Revenue Bonds  8/01 at 102    A+   5,419,400
                (The H.E.L.P. Group), 1991 Series A, 7.000%, 8/01/21

  7,485,000  California Health Facilities Financing Authority, Kaiser Permanente Refunding Bonds,     3/01 at 102    AA   7,990,312
                1991 Series A, 6.500%, 3/01/11

  3,000,000  California Statewide Communities Development Authority, Series A Certificates of         4/03 at 102     A   3,114,480
                Participation, Pacific Homes, 6.000%, 4/01/17

  1,775,000  California Statewide Communities Development Authority, Certificates of Participation,   7/03 at 102    AA   1,760,339
                St. Joseph Health System Obligated Group, 5.500%, 7/01/23

  5,120,000  ABAG Finance Authority for Nonprofit Corporations, Certificates of Participation        11/03 at 102    A1   5,220,147
                (Stanford University Hospital), California, Series 1993, 5.250%, 11/01/08

  6,500,000  City of Loma Linda, California Hospital Revenue Refunding Bonds (Loma Linda University  12/99 at 102   Aaa   6,977,815
                Medical Center Project), Series 1989-B, 7.000%, 12/01/15

  9,350,000  City of Loma Linda, California, Hospital Revenue Refunding Bonds (Loma Linda            12/03 at 102   Aaa   8,993,298
                University Medical Center Project), Series 1993-C, 5.375%, 12/01/22

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES - continued

$ 2,845,000  The City of Los Angeles, Insured Certificates of Participation, Ararat Home of Los       6/01 at 102     A  $3,086,228
                Angeles, 7.250%, 6/01/21

  6,000,000  County of Madera, California, Certificates of Participation (Valley Children's Hospital  3/05 at 102   Aaa   6,105,600
                Project), Series 1995, 5.750%, 3/15/28

  4,000,000  County of Santa Clara, California, Certificates of Participation (The Terraces           3/01 at 102    A+   4,268,880
                of Los Gatos Project), 1991 Series, American Baptist Homes of the West,
                6.900%, 3/01/18


----------------------------------------------------------------------------------------------------------------------------------
             HOUSING FACILITIES - 11.1%

  1,305,000  California Housing Finance Agency Home Mortgage Revenue Bonds, 1988 Series A,            8/98 at 102    Aa   1,355,569
                8.125%, 8/01/19

  6,230,000  California Housing Finance Agency Single Family Mortgage Bonds, 1995 Issue A-2,          5/05 at 102   Aaa   6,499,074
                6.350%, 8/01/15 (Alternative Minimum Tax)

             California Housing Finance Agency Single Family Mortgage Bonds, 1995 Issue B:
  8,470,000     6.250%, 2/01/18 (Alternative Minimum Tax)                                            10/05 at 102   Aaa   8,783,729
    400,000     6.300%, 8/01/24 (Alternative Minimum Tax)                                            10/05 at 102   Aaa     414,780

  1,960,000  California Housing Finance Agency Single Family Mortgage Bonds, 1995 Issue B,           10/05 at 102   Aaa   2,017,467
                6.250%, 8/01/14 (Alternative Minimum Tax)

  3,455,000  California Housing Finance Agency Housing Revenue Bonds (Insured), 1991 Series A,        8/01 at 102   Aaa   3,661,264
                7.200%, 2/01/26 (Alternative Minimum Tax)

  4,220,000  California Housing Finance Agency Home Mortgage Revenue Bonds, 1989 Series F,            2/00 at 102    Aa   4,417,918
                7.250%, 8/01/17

  2,980,000  California Housing Finance Agency Home Mortgage Revenue Bonds, 1991 Series G,            8/01 at 102    Aa   3,139,281
                7.050%, 8/01/27 (Alternative Minimum  Tax)

  6,160,000  California Housing Finance Agency Home Mortgage Revenue Bonds, 1995 Series M,            2/06 at 102   Aaa   6,350,837
                6.150%, 8/01/27 (Alternative Minimum Tax)

  5,955,000  California Housing Finance Agency Home Mortgage Revenue Bonds, 1996 Series H,            8/06 at 102    Aa   6,140,081
                6.250%, 8/01/27 (Alternative Minimum Tax)

  3,310,000  California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue         No Opt. Call   AAA   3,759,002
                Bonds (Mortgage-Backed Securities Program), 1995 Series B, 7.750%, 9/01/26
                (Alternative Minimum Tax)

  5,710,000  Puerto Rico Housing Bank and Finance Agency, Affordable Housing Mortgage Subsidy         4/05 at 102   Aaa   5,909,336
                Program, Single Family Mortgage Revenue Bonds, Portfolio I, 6.250%, 4/01/29
                (Alternative Minimum Tax)

  2,860,000  Southern California Home Financing Authority Single Family Mortgage Revenue Bonds       10/01 at 102   AAA   3,013,267
                (GNMA and FNMA Mortgage-Backed Securities Program), 1991 Issue B,
                6.900%, 10/01/24 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL DEVELOPMENT REVENUE - 1.8%

  9,150,000  California Pollution Control Financing Authority Sewage and Solid Waste Disposal        12/06 at 101    A1   9,265,748
                Facilities Revenue Bonds (Anheuser-Busch Project), Series 1996, 5.750%, 12/01/30
                (Alternative Minimum Tax)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             LEASE RENTAL - 10.4%

$10,525,000  State Public Works Board of the State of California, Lease Revenue Bonds (Department     9/01 at 100     A $10,599,622
                of Corrections), 1991 Series A (State Prisons - Imperial County), 5.750%, 9/01/21

    285,000  ABAG Finance Corporation (California), Series A Certificates of Participation,          12/97 at 100     A-    287,796
                Cities of Concord, Saratoga, Santa Cruz, and South Gate, 7.625%, 6/01/11

  8,180,000  Fresno Unified School District, Fresno County, California, Certificates                  5/99 at 102    A2   8,522,742
                of Participation forMeasure a Capital Projects, Series of 1991B for
                Project Phase VII, 6.850%, 5/01/12

             City of Inglewood, California, Certificates of Participation (1991 Civic Center
             Improvement Project):
  5,515,000     7.000%, 8/01/11                                                                       8/01 at 102     A   5,932,651
  5,000,000     7.000%, 8/01/19                                                                       8/01 at 102     A   5,371,250
  3,000,000     6.500%, 8/01/21                                                                       8/01 at 102     A   3,154,350

  4,255,000  Los Angeles Unified School District, Certificates of Participation (Capital
                Facilities Project,                                                                  No Opt. Call     A   4,451,070
                1991A), 7.000%, 5/01/99

  1,250,000  CSAC Lease Financing Program Certificates of Participation (San Benito                   8/98 at 102  Baa1   1,298,563
                County, California - Jail and Juvenile Hall Facilities Project), 7.400%, 8/01/11

  5,000,000  San Mateo County Joint Powers Financing Authority Lease Revenue Bonds (San Mateo         7/04 at 102   Aaa   5,317,900
                County Health Center), 1994 Series A, 6.125%, 7/15/14

  6,925,000  Santa Monica Community College District, Refunding Certificates of Participation 1991    6/01 at 102     A   7,560,854
                Series A, 7.150%, 6/01/08


----------------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE - 12.0%

  9,725,000  Avalon Community Improvement Agency Community Improvement Project Area Tax               8/01 at 102    A-  10,618,922
                Allocation Bonds, Series 1991 A, 7.250%, 8/01/21

  2,215,000  Brea Public Financing Authority (Orange County, California), 1991 Tax                    8/01 at 102   Aaa   2,426,953
                Allocation Revenue Bonds, Series A(Redevelopment Project AB), 6.750%, 8/01/22

  6,000,000  Cerritos Public Financing Authority (Cerritos, California), 1993 Revenue                11/03 at 102    A-   6,190,440
                 Bonds, Series A (Tax Exempt), (Los Cerritos Redevelopment Project Loan),
                 6.050%, 11/01/20

  5,000,000  Culver City Redevelopment Financing Authority, 1993 Tax Allocation Refunding Revenue    11/03 at 102   Aaa   4,674,650
                Bonds, 5.000%, 11/01/23

 10,000,000  Los Angeles County Public Works Finance Authority, Revenue Bonds, Series 1994A (Los     10/04 at 102    Aa  10,558,200
                Angeles County Regional Park and Open Space District), 6.000%, 10/01/15

  1,390,000  City of Palm Springs Financing Authority Revenue (Tax Allocation Bonds), 1991 Series B   8/01 at 102    A-   1,485,020
                (Agency Loans), 6.800%, 8/01/11

  2,325,000  Pleasanton Joint Powers Financing Authority, Reassessment Revenue Bonds, 1993            9/03 at 102   Baa   2,444,854
                Series A, 6.150%, 9/02/12

  2,550,000  Riverside Public Financing Authority (Riverside County, California),                     2/01 at 102   N/R   2,706,443
                1991 Revenue Bonds, Series A (Multiple Project Loans), 8.000%, 2/01/18

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE - continued

$ 5,235,000  City and County of San Francisco, Redevelopment Financing Authority, 1993 Series C       8/03 at 103     A  $4,998,797
                Tax Allocation Revenue Bonds (San Francisco Redevelopment Projects),
                5.125%, 8/01/18

 10,000,000  Tustin Community Redevelopment Agency, Town Center Area Redevelopment Project,          12/01 at 102   Aaa  11,034,000
                Subordinate Tax Allocation Bonds, Series 1991, 6.800%, 12/01/16

  3,000,000  Westminster Redevelopment Agency, Westminster Commercial Redevelopment Project           8/01 at 102  BBB+   3,263,130
                No. 1, 1991 Tax Allocation Bonds, Series A (Orange County, California),
                7.300%, 8/01/21


----------------------------------------------------------------------------------------------------------------------------------
             POLLUTION CONTROL FACILITIES - 4.4%

  9,650,000  California Pollution Control Financing Authority, Pollution Control Revenue Bonds       12/01 at 102   Aa3  10,453,266
                (Southern California Edison Company), 1991 Series, 6.900%, 12/01/17 (Alternative
                Minimum Tax)

 10,350,000  California Pollution Control Financing Authority, Pollution Control                     No Opt. Call    A1  11,833,569
                Revenue Bonds (SanDiego Gas and Electric Company), 1991 Series A,
                6.800%, 6/01/15 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             TRANSPORTATION - 4.3%

  3,275,000  California Statewide Communities Development Authority, Special Facilities Lease        10/07 at 102  Baa3   3,194,599
                Revenue Bonds, 1997 Series A, 5.700%, 10/01/33 (Alternative Minimum Tax) (DD)

  7,500,000  Harbor Department of the City of Los Angeles Revenue Bonds, Issue of 1996,               8/06 at 101   Aaa   7,917,525
                6.200%, 8/01/25 (Alternative Minimum Tax)

  3,450,000  Airport Commission, City and County of San Francisco, California, San Francisco          5/04 at 102   Aaa   3,754,946
                International Airport, Second Series Revenue Bonds, Issue 5, 6.500%, 5/01/24
                (Alternative Minimum Tax)

  6,765,000  Airports Commission City and County of San Francisco, California, San Francisco          5/06 at 102   Aaa   6,828,997
                International Airport, Second Series Revenue Bonds, Issue 10, 5.700%, 5/01/26
                (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             UTILITIES - 8.9%

  9,500,000  California Pollution Control Financing Authority Exempt Facilities Revenue Bonds,       12/06 at 102   AA    9,344,105
                Series 1996 (Mobil Oil Corporation Project), 5.500%, 12/01/29 (Alternative
                Minimum Tax)

  3,500,000  Department of Water and Power of the City of Los Angeles, California, Electric Plant     9/00 at 102   Aa3   3,817,345
                Revenue Bonds, Second Issue of 1990, 7.250%, 9/15/30

  6,375,000  Department of Water and Power of the City of Los Angeles Electric Plant Revenue          1/01 at 102   Aa3   6,958,376
                Bonds, Issue of 1991, 7.100%, 1/15/31

 14,020,000  Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds,        7/98 at 102    A-  14,615,008
                Refunding Series E, 7.150%, 7/01/24

 10,500,000  Southern California Public Power Authority, Transmission Project Revenue Bonds, 1993     7/03 at 100   Aaa   9,833,144
                Subordinate Refunding Series (Southern Transmission Project), 5.000%, 7/01/22

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             WATER/SEWER FACILITIES - 3.9%

$ 3,000,000  The City of Los Angeles Wastewater System Revenue Bonds, Refunding Series 1991-C,        6/99 at 102    A1  $3,197,040
                7.100%, 6/01/18

  3,325,000  Mammoth County Water District (Mono County, California), Certificates of Participation  12/00 at 103    A-   3,637,316
                (Wastewater Capital Improvement Project), 7.400%, 12/15/10

 10,135,000  The Metropolitan Water District of Southern California Water Revenue Bonds, Issue of    No Opt. Call    Aa  12,840,132
                1992, 8.000%, 7/01/08

-----------------------------------------------------------------------------------------------------------------------------------
$464,110,000 Total Investments - (cost $455,935,202) - 98.2%                                                            493,566,709
============-----------------------------------------------------------------------------------------------------------------------
             Temporary Investments in Short-Term Municipal Securities - 1.4%

$ 1,675,000  California Health Facilities Financing Authority, Refunding Revenue Bonds (St. Joseph               VMIG-1   1,675,000
                Health System), Series 1985B, Variable Rate Demand Bonds, 3.400%, 7/01/13+

    500,000  California Pollution Control Financing Authority, Pollution Control Refunding Revenue                 A-1+     500,000
                Bonds (Pacific Gas and Electric Company), 1996 Series C, Variable Rate Demand
                Bonds, 3.450%, 11/01/26+

    200,000  Irvine Water District, Consolidated Refunding Bonds, Series 1985-B, 1986 Capital                      A-1+     200,000
                Improvement Project, Variable Rate Demand Bonds, 3.350%, 10/01/04+

  1,400,000  Irvine Ranch Water District, Waterworks Bonds Improvement, District #182, Variable Rate               A-1+   1,400,000
                Demand Bonds, 3.350%, 11/15/13+

  1,600,000  Irvine Ranch Water District, Consolidated Refunding Bonds, Variable Rate Demand                     VMIG-1   1,600,000
                Bonds, Series A, 3.350%, 5/01/09+

  1,400,000  Orange County Sanitation District, Certificates of Participation, Variable Rate Demand              VMIG-1   1,400,000
                Bonds, 3.550%, 8/01/17+

    400,000  City of Santa Ana, Multi-Modal Interchangeable Rate Health Facility Revenue Bonds                      A-1     400,000
                (Town and Country Manor Project), Series 1990, Variable Rate Demand Bonds,
                3.500%, 10/01/20+
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,175,000  Total Temporary Investments - 1.4%                                                                           7,175,000
===========------------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.4%                                                                         1,905,868
             ----------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $502,647,577
             ======================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors):
Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

(DD)Security purchased on a delayed delivery basis (see note 1 of the Notes to Financial Statements).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements

Portfolio of Investments
Nuveen California Quality Income
Municipal Fund, Inc. (NUC)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             EDUCATIONAL FACILITIES - 3.0%

$ 1,000,000  Auxiliary Organization Revenue Certificates of Participation (The                        4/06 at 101   Aaa  $1,047,780
                University Corporation - California State University, Northridge),
                Series 1996, 6.000%, 4/01/26

             California Educational Facilities Authority, Revenue Bonds (University of San Diego),
             Series 1992:
  1,965,000     6.500%, 10/01/08                                                                     10/02 at 102     A   2,126,444
  5,000,000     6.500%, 10/01/22                                                                     10/02 at 102     A   5,361,750

  2,000,000  California Educational Facilities Authority Revenue Bonds (University                   10/06 at 102   Aaa   2,100,740
                of San Francisco), Series 1996, 6.000%, 10/01/26

  4,000,000  State Public Works Board of the State of California, Lease Revenue Refunding Bonds       3/06 at 102   Aaa   4,039,480
                (California Community Colleges), 1996 Series B (Various Community Colleges
                Projects), 5.625%, 3/01/19


----------------------------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS - 25.6%***

  4,050,000  CSAC Finance Corporation, Nevada County Project, Fixed Rate Certificates of              4/98 at 101     A   4,178,669
                Participation (California Counties Lease Financing Program - Nevada County Project),
                Series 1986, 7.600%, 10/01/19 (Pre-refunded to 4/01/98)

  7,430,000  California Educational Facilities Authority, Revenue Bonds (University                  10/02 at 102   Aaa   8,275,608
                of San Francisco), Series 1992, 6.400%, 10/01/17 (Pre-refunded to 10/01/02)

  3,000,000  California Educational Facilities Authority, Revenue Bonds (Santa Clara University),     2/02 at 102    A1   3,283,530
                Series 1991, 6.250%, 2/01/16 (Pre-refunded to 2/01/02)

  3,680,000  California Health Facilities Financing Authority, Health Facility Revenue                5/00 at 102   Aaa   4,049,325
                 Bonds (Health Dimensions, Incorporated), 1990 Series A, 7.375%, 5/01/07
                 (Pre-refunded to 5/01/00)

  8,000,000  California Pollution Control Financing Authority, Solid Waste Revenue Bonds (North       7/02 at 102   Aaa   9,145,040
                County Recycling Center), 1991 Series A, 6.750%, 7/01/17

 10,050,000  State Public Works, Board of the State of California, Lease Revenue Bonds               10/02 at 102   Aaa  11,330,370
                (The Trustees of the California State University), 1992 Series A (Various
                California State University Project), 6.700%, 10/01/17 (Pre-refunded to 10/01/02)

             State Public Works, Board of the State of California, Lease Revenue Bonds
             (Department of Corrections), 1994 Series A (California State of Prison - Monterey
             County (Soledad II)):
  6,950,000     6.875%, 11/01/14 (Pre-refunded to 11/01/04)                                          11/04 at 102   Aaa   8,101,685
  7,625,000     7.000%, 11/01/19 (Pre-refunded to 11/01/04)                                          11/04 at 102   Aaa   8,946,641

  2,110,000  State Public Works Board of the State of California, Lease Revenue Bonds (Department     9/01 at 102   Aaa   2,327,457
                of Corrections), 1991 Series A (State Prisons - Imperial County), 6.500%, 9/01/11
                (Pre-refunded to 9/01/01)

  2,000,000  State of California, Department of Water Resources, Central Valley Project, Water    6/02 at 101 1/2   Aaa   2,208,240
                System Revenue Bonds, Series K, 6.400%, 12/01/26 (Pre-refunded to 6/01/02)

  3,000,000  Contra Costa Water Authority (Contra Costa County, California), Water Treatment         10/00 at 102   N/R   3,286,050
                Revenue Bonds, 1990 Series A, 6.875%, 10/01/20 (Pre-refunded to 10/01/00)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------

             ESCROWED BONDS - continued

$12,805,000  County of Contra Costa, California, 1988 Home Mortgage, Mortgage Revenue Bonds          No Opt. Call   Aaa $16,462,876
                (GNMA Mortgage-Backed Securities Program), 8.250%, 6/01/21 (Alternative
                Minimum Tax)

  4,500,000  City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1991-D,        12/00 at 102   Aaa   4,936,770
                6.700%, 12/01/21 (Pre-refunded to 12/01/00)

 10,000,000  County of Orange, California, Certificates of Participation (Civic Center                8/01 at 102   Aaa  11,086,000
                 Expansion Project), 6.700%, 8/01/18 (Pre-refunded to 8/01/01)

  4,000,000  County of San Bernardino, California, Certificates of Participation (West               11/98 at 102   Aaa   4,247,560
                 Valley Detention Center Project), 7.600%, 11/01/06 (Pre-refunded to 11/01/98)

 13,525,000  County of San Bernardino, California, Single Family Mortgage Revenue Bonds (GNMA        No Opt. Call   Aaa  16,487,516
                Mortgage-Backed Securities), 1989 Series A, 7.750%, 11/01/14 (Alternative
                Minimum Tax)

  6,185,000  The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose   9/02 at 102     A   6,996,843
                Projects), Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)


----------------------------------------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION BONDS - 4.8%

             State of California, Various Purpose General Obligation Bonds:
 10,000,000     6.400%, 9/01/07                                                                      No Opt. Call    A1  11,361,700
  2,500,000     7.000%, 2/01/09                                                                      No Opt. Call    A1   2,962,175
  7,985,000     5.750%, 3/01/19                                                                       3/05 at 101    A1   8,184,705

  1,000,000  Jefferson Union High School District (County of San Mateo, California), General          8/05 at 102   Aaa   1,011,300
                Obligation Bonds, Election 1995, Series B, 5.650%, 8/01/27


----------------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES - 10.8%

  2,500,000  California Health Facilities Financing Authority, Insured Revenue Bonds (Episcopal       7/98 at 102    A+   2,624,325
                Homes Foundation Project), Series 1985A, 7.750%, 7/01/06

  4,000,000  California Health Facilities Financing Authority, Insured Health Facility Revenue        5/03 at 102    A+   4,146,240
                Refunding Bonds (Valley Memorial Hospital), 1993 Series A, 6.000%, 5/01/17

  3,225,000  California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds,     12/00 at 102    AA   3,458,555
                1990 Series A, 6.500%, 12/01/20

  6,000,000  California Health Facilities Financing Authority, Insured Revenue Bonds (Southern        6/01 at 102    A+   6,437,460
                California Presbyterian Homes), Series 1991, 6.750%, 6/01/21

 14,000,000  California Statewide Communities Development Authority, Revenue Certificates of          8/02 at 102    A1  15,061,480
                Participation (Cedars-Sinai Medical Center), 6.500%, 8/01/15

  1,250,000  California Statewide Communities Development Authority, Hospital Revenue Certificates   No Opt. Call    A1   1,415,775
                of Participation, Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12

  3,570,000  California Statewide Communities Development Authority (Triad Healthcare), Revenue      No Opt. Call    A+   3,841,320
                Refunding Series 1992, Certificates of Participation, 6.250%, 8/01/06

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------

             HEALTH CARE FACILITIES - continued

$ 3,110,000  City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda University Medical   12/03 at 102   BBB  $3,259,373
                Center Project), Series 1993-A, 6.500%, 12/01/18

  2,575,000  City of Santa Maria, Revenue Certificates of Participation (Marian Medical Center),      9/02 at 102     A   2,747,602
                6.750%, 9/01/22

  4,300,000  Sierra View Local Hospital District, Insured Health Facility Revenue Bonds,              3/02 at 102    A+   4,535,640
                Series 1992, 6.400%, 3/01/22

  1,900,000  City of Torrance (California), Hospital Revenue Bonds (Little Company of Mary Hospital   7/02 at 102     A   2,043,754
                Project), Series 1992, 6.875%, 7/01/15

  3,025,000  Tulare Local Hospital District, Insured Health Facility Revenue Bonds, Series 1991A,    12/01 at 102    A+   3,264,701
                6.750%, 12/01/21


----------------------------------------------------------------------------------------------------------------------------------
             HOUSING FACILITIES - 10.9%

  1,205,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1988 Series E,           8/98 at 102    Aa   1,247,585
                8.350%, 8/01/19 (Alternative Minimum Tax)

  1,810,000  California Housing Finance Agency Home Mortgage Revenue Bonds, 1991 Series G,            8/01 at 102    Aa   1,906,745
                7.050%, 8/01/27 (Alternative Minimum Tax)

  5,250,000  California Housing Finance Agency, Multi-Unit Rental Housing Revenue Bonds II, 1992      8/02 at 102    A1   5,528,145
                Series B, 6.700%, 8/01/15

  4,210,000  California Housing Finance Agency, Home Mortgage Revenue Bonds, 1995 Series B,           2/05 at 102    Aa   4,515,520
                7.125%, 2/01/26 (Alternative Minimum Tax)

  2,255,000  City of Corona (California), Single Family Mortgage Revenue Bonds,                      11/06 at 102   Aaa   2,330,655
                 Series 1996A (Senior), 6.050%, 5/01/27

 12,745,000  Delta Counties Home Mortgage Finance Authority, Single Family Mortgage Revenue           6/02 at 102   AAA  13,339,937
                Bonds (Fannie Mae and Ginnie Mae Mortgage-Backed Securities Program), 1992
                Series A, 6.750%, 12/01/25 (Alternative Minimum Tax)

  3,250,000  The Housing Authority of the County of Kern, Multifamily Housing Revenue Bonds          No Opt. Call  Baa1   3,255,265
                (North Meadows Project), 1985 Series F, 6.300%, 12/01/97

  3,070,000  County of Riverside, California, Single Family Mortgage Revenue Bonds (GNMA             11/99 at 102   AAA   3,211,404
                Mortgage-Backed Securities Program), Issue B of 1989, 7.600%, 11/01/19
                (Alternative Minimum Tax)

  1,730,000  Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds       3/01 at 102   AAA   1,830,963
                (GNMA and FNMA Mortgage-Backed Securities Program), 1991 Issue A,
                7.350%, 9/01/24 (Alternative Minimum Tax)

  1,715,000  Southern California Home Financing Authority, Single Family Mortgage Revenue Bonds       3/02 at 102   AAA   1,797,526
                (GNMA and FNMA Mortgage-Backed Securities Program), 1992 Issue A,
                6.750%, 9/01/22 (Alternative Minimum Tax)

  3,900,000  City of Stanton, Multifamily Housing Revenue Bonds (Continental Gardens Apartments),     8/07 at 102   AAA   4,007,289
                Series 1997, 5.625%, 8/01/29 (Alternative Minimum Tax) (Mandatory put 8/01/09)

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------

             HOUSING FACILITIES - continued

$ 8,000,000  City of Vista, Multifamily Housing Revenue Refunding Bonds (Vista Hacienda Project),     4/02 at 102   AAA  $8,434,720
                1992 Series A, 6.950%, 4/01/17

             Housing Authority of the County of Yolo, 1992 Refunding Revenue
             Bonds, Series A (Russell Park Apartments):
  1,000,000     6.900%, 11/01/08                                                                      5/02 at 103   Aa3   1,065,960
  1,030,000     7.000%, 11/01/14                                                                      5/02 at 103   Aa3   1,091,182


----------------------------------------------------------------------------------------------------------------------------------
             LEASE RENTAL - 13.4%

             County of Alameda, Certificates of Participation (1992 Capital
             Projects), Alameda County Public Facilities Corporation:
  7,865,000     6.750%, 6/01/16                                                                       6/02 at 102     A   8,638,523
 10,000,000     6.000%, 6/01/22                                                                       6/02 at 102     A  10,363,500

  4,915,000  Certificates of Participation (1991 Financing Project), County of Alameda, California,   9/06 at 102   Aaa   5,187,586
                Alameda County Public Facilities Corporation, 6.000%, 9/01/21

  2,200,000  City of Coalinga, California, Certificates of Participation (1989 Coalinga Return to     4/00 at 102  BBB+   2,315,610
                Custody Facility), 7.000%, 4/01/10

  1,700,000  Foothill-De Anza Community College District (County of Santa Clara, California),         3/02 at 102    A-   1,889,652
                Certificates of Participation (1992 De Anza Campus Center Project), 7.350%, 3/01/07

  2,725,000  City of Fresno, California, Certificates of Participation (1992 Street Improvement      12/00 at 102    A1   2,912,916
                 Project), 6.625%, 12/01/11

  7,000,000  Fresno Unified School District, Fresno County, California, Certificates                  5/99 at 102    A2   7,313,320
                of Participation for Measure A Capital Projects, Series of 1991C for
                Project Phase VIII, 7.000%, 5/01/12

  5,210,000     Fresno Unified School District, Fresno County, California,                            5/00 at 102    A2   5,472,949
                Certificates of Participation for Measure ACapital Projects,
                Series of 1992B for Project Phase IX, 6.700%, 5/01/12

  4,000,000  Inland Empire Solid Waste Financing Authority Revenue Bonds, 1996 Series B(Landfill     No Opt. Call   Aaa   4,405,960
                Improvement Financing Project), 6.250%, 8/01/11 (Alternative Minimum Tax)

  8,000,000  Lancaster School District, Certificates of Participation (1992 Refunding Project),       3/02 at 102   Aaa   9,063,760
                7.000%, 3/01/22

  2,500,000  Certificates of Participation (Western Nevada County Solid Waste Management System -     6/01 at 102   Baa   2,647,325
                1991 Project), County of Nevada, California, 7.500%, 6/01/21

  2,000,000  County of Orange, California, 1996 Recovery Certificates of Participation, Series A,     7/06 at 102   Aaa   2,099,000
                6.000%, 7/01/26

  3,000,000  City of Santa Barbara, California, Certificates of Participation (Harbor                10/02 at 102     A   3,246,000
                Refunding Project), 6.750%, 10/01/27


----------------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE - 13.8%

  2,100,000  Cudahy Redevelopment Agency, Cudahy Redevelopment Project, Tax Allocation                9/03 at 102   BBB   2,218,293
                Refunding Bonds, Series 1994A, 6.700%, 9/01/24

  5,000,000  Culver City Redevelopment Financing Authority, 1993 Tax Allocation Refunding Revenue    11/03 at 102   Aaa   4,384,500
                Bonds, 4.600%, 11/01/20

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------

             OTHER REVENUE - continued

$ 3,000,000  Fontana Public Financing Authority (San Bernardino County, California), Tax Allocation   9/00 at 102   BB+  $3,168,060
                Revenue Bonds (North Fontana Redevelopment Project), 1990 Series A, 7.250%, 9/01/20

 10,000,000  Fontana Redevelopment Agency, Jurupa Hills Redevelopment Project Area (County of        10/02 at 102  BBB+  10,904,200
                San Bernardino, California), Refunding Tax Allocation Bonds, 1992 Series A,
                7.100%, 10/01/23

  5,435,000  Community Redevelopment Financing Authority of the Community Redevelopment               9/02 at 102    Ba   5,673,107
                Agency of the City of Los Angeles, California, Pooled Financing Bonds, Series A
                (Bunker Hill, Los Angeles Harbor Industrial Center and Monterey Hills Redevelopment
                Projects), 6.375%, 9/01/14

  2,000,000  Redevelopment Agency of the City of Moorpark, Moorpark Redevelopment Project,           10/03 at 102    A-   2,062,180
                1993 Tax Allocation Bonds, 6.125%, 10/01/18

 15,300,000  Ontario Redevelopment Financing Authority (San Bernardino County, California), 1995     No Opt. Call   Aaa  19,846,242
                Revenue Refunding Bonds (Ontario Redevelopment Project No. 1), 7.400%, 8/01/25

  3,400,000  Orange County Development Agency, Santa Ana Heights Project Area, 1993 Tax               9/03 at 102   Baa   3,496,220
                Allocation Revenue Bonds, 6.125%, 9/01/23

             Orange County Local Transportation Authority (Orange County,
             California), Measure M Sales Tax Revenue Bonds (Limited Tax
             Bonds):
  3,000,000     6.000%, 2/15/07                                                                      No Opt. Call    Aa   3,280,650
  2,250,000     6.000%, 2/15/08                                                                      No Opt. Call    Aa   2,468,025

  6,670,000  City of Redlands, Certificates of Participation (1993 Refunding of 1986 and 1987         9/97 at 100   Aaa   6,685,675
                Projects),  6.800%, 3/01/07

  3,385,000  The Community Redevelopment Agency of the City of Santa Ana, Orange County,              9/99 at 102    A-   3,546,871
                California, Santa Ana South Harbor Boulevard/Fairview Street Redevelopment
                Project, 1989 Series CTax Allocation Refunding Bonds, 7.250%, 9/01/09


----------------------------------------------------------------------------------------------------------------------------------
             POLLUTION CONTROL FACILITIES - 3.3%

 10,000,000  California Pollution Control Financing Authority, Pollution Control Revenue Bonds       12/01 at 102   Aa3  10,832,400
                (Southern California Edison Company), 1991 Series, 6.900%, 12/01/17 (Alternative
                Minimum Tax)

  5,000,000  California Pollution Control Financing Authority, Pollution Control Revenue              6/02 at 102    A    5,424,900
                 Bonds (Pacific Gas and Electric Company), 1992 Series A, 6.625%, 6/01/09
                 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------------------
             TRANSPORTATION - 2.6%

 12,500,000  Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds,               1/05 at 102   Baa   12,785,625
                 Series 1995A, 6.000%, 1/01/34


----------------------------------------------------------------------------------------------------------------------------------
             UTILITIES - 5.4%

  4,030,000  Department of Water and Power of the City of Los Angeles, California, Electric Plant     2/99 at 102   Aa3   4.259,307
                Revenue Bonds, Issue of 1989, 7.375%, 2/01/29

 15,065,000  Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds,        7/98 at 102    A-  15,704,359
                Refunding Series E, 7.150%, 7/01/24

  5,500,000  Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989        No Opt. Call     A   6,386,600
                Series, 6.750%, 7/01/11

 Principal                                                                                         Optional Call             Market
     Amount  Description                                                                              Provisions*  Ratings**  Value
------------------------------------------------------------------------------------------------------------------------------------
             WATER/SEWER FACILITIES - 4.9%

$ 2,000,000  Coachella Valley Water District, Improvement District No. 71 (Storm Water District),    10/02 at 102     A  $2,168,680
                (Riverside, Imperial, and San Diego Counties, California), 1992 Certificates of
                Participation (Flood Control Project), 6.750%, 10/01/12

             Department of Water and Power of the City of Los Angeles, Water
             Works Refunding Revenue Bonds, Second Issue of 1993:
  4,060,000     4.500%, 5/15/13                                                                       5/03 at 102    Aa   3,632,320
  8,400,000     4.500%, 5/15/30                                                                       5/03 at 102   Aaa   7,031,220

  8,295,000  San Diego County Water Authority, Water Revenue Certificates of Participation, Series    5/01 at 102    Aa   8,941,343
                1991A, 6.300%, 5/01/05

  2,000,000  City of Santa Barbara, California, Certificates of Participation (1992 Water System      4/02 at 102   Aaa   2,195,600
                Improvement Project and Refunding), 6.700%, 4/01/27

-----------------------------------------------------------------------------------------------------------------------------------
$444,490,000 Total Investments - (cost $442,016,722) - 98.5%                                                            482,597,853
============-----------------------------------------------------------------------------------------------------------------------
             Temporary Investments in Short-Term Municipal Securities - 0.1%

$   400,000  Certificates of Participation, California Statewide Communities Development Authority,              VMIG-1     400,000
                Northern California Retired Officers Community, Variable Rate Demand Bonds,
                3.400%, 6/01/26+

    200,000  Orange County, Irvine Coast Assessment District, Series 88-1, Variable Rate Demand                  VMIG-1     200,000
                Bonds, 3.550%, 9/02/18+

-----------------------------------------------------------------------------------------------------------------------------------
$   600,000  Total Temporary Investments - 0.1%                                                                             600,000
===========------------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.4%                                                                         6,763,492
             ----------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                         $489,961,345
             ======================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors):
Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

     + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Statement of Net Assets
August 31, 1997
                                                                   California            California           California
                                                                        Value      Performance Plus          Opportunity
Assets
Investments in municipal securities,
   at market value (note 1)                                       $246,749,344         $279,212,852         $179,635,060
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                                  --                500,000              800,000
Cash                                                                      --                211,147               70,469
Receivables:
   Interest                                                          3,941,389            4,900,000            2,638,526
   Investments sold                                                  5,281,569            9,880,995                 --
Other assets                                                            10,614               18,421               10,970
                                                                  ------------         ------------         ------------

      Total assets                                                 255,982,916          294,723,415          183,155,025
                                                                  ------------         ------------         ------------

Liabilities
Cash overdraft                                                         336,212                 --                   --
Payable for investments purchased                                         --              6,411,659                 --
Accrued expenses:
   Management fees (note 6)                                            131,087              156,718              100,289
   Other                                                               137,702               94,112               87,762
Preferred share dividends payable                                          N/A               43,821               17,174
Common share dividends payable                                       1,209,609            1,080,850              670,579
                                                                  ------------         ------------         ------------

      Total liabilities                                              1,814,610            7,787,160              875,804
                                                                  ------------         ------------         ------------
Net assets (note 7)                                               $254,168,306         $286,936,255         $182,279,221
                                                                  ============         ============         ============

Preferred shares, at liquidation value                                     N/A         $ 90,000,000         $ 55,000,000
                                                                  ============         ============         ============

Preferred shares outstanding                                               N/A                3,600                2,200
                                                                  ============         ============         ============

Common shares outstanding                                           25,200,196           12,568,020            7,935,847
                                                                  ============         ============         ============

Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation
   value, divided by Common shares outstanding)                   $      10.09         $      15.67         $      16.04
                                                                  ============         ============         ============
N/A - Fund is not authorized to issue Preferred Shares

See accompanying notes to financial statements.

Statement of Net Assets
August 31, 1997
                                                                    California           California           California
                                                            Investment Quality       Select Quality       Quality Income
Assets
Investments in municipal securities,
   at market value (note 1)                                       $293,820,845         $493,566,709         $482,597,853
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                                  --              7,175,000              600,000
Cash                                                                   262,029              157,648              150,482
Receivables:
   Interest                                                          4,391,762            7,237,537            8,709,641
   Investments sold                                                  9,452,912               20,600               85,000
Other assets                                                            12,167               10,984               20,093
                                                                  ------------         ------------         ------------

      Total assets                                                 307,939,715          508,168,478          492,163,069
                                                                  ------------         ------------         ------------

Liabilities
Cash overdraft                                                            --                   --                   --
Payable for investments purchased                                    9,267,589            3,210,095                 --
Accrued expenses:
   Management fees (note 6)                                            162,255              270,982              264,926
   Other                                                                99,744              148,207              126,631
Preferred share dividends payable                                       40,670               44,081               62,786
Common share dividends payable                                       1,089,338            1,847,536            1,747,381
                                                                  ------------         ------------         ------------

      Total liabilities                                             10,659,596            5,520,901            2,201,724
                                                                  ------------         ------------         ------------
Net assets (note 7)                                               $297,280,119         $502,647,577         $489,961,345
                                                                  ============         ============         ============

Preferred shares, at liquidation value                            $ 90,000,000         $150,000,000         $150,000,000
                                                                  ============         ============         ============

Preferred shares outstanding                                             3,600                6,000                6,000
                                                                  ============         ============         ============

Common shares outstanding                                           13,204,092           22,530,924           21,440,259
                                                                  ============         ============         ============

Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation
   value, divided by Common shares outstanding)                   $      15.70         $      15.65         $      15.86
                                                                  ============         ============         ============


See accompanying notes to financial statements.

Statement of Operations
Year ended August 31, 1997
                                                                   California          California          California
                                                                        Value    Performance Plus         Opportunity
Investment Income
Tax-exempt interest income (note 1)                               $16,666,826         $18,218,855         $11,339,354
                                                                  -----------         -----------         -----------

Expenses:
   Management fees (note 6)                                         1,573,166           1,826,045           1,165,818
   Preferred shares - auction fees                                        N/A             225,463             137,781
   Preferred shares - dividend disbursing agent fees                      N/A              24,756              14,059
   Shareholders' servicing agent fees and expenses                     70,882              33,775              20,514
   Custodian's fees and expenses                                       52,450              55,515              44,533
   Directors' fees and expenses (note 6)                                1,884               2,264               1,515
   Professional fees                                                   13,227              20,136              19,735
   Shareholders' reports - printing and mailing expenses               84,973              58,152              34,966
   Stock exchange listing fees                                         32,766              25,833              17,738
   Investor relations expense                                          23,580              20,717              13,462
   Other expenses                                                      14,676              19,034              17,090
                                                                  -----------         -----------         -----------

      Total expenses                                                1,867,604           2,311,690           1,487,211
                                                                  -----------         -----------         -----------
Net investment income                                              14,799,222          15,907,165           9,852,143
                                                                  -----------         -----------         -----------

Realized and Unrealized Gain from Investments
Net realized gain from investment transactions
   (notes 1 and 4)                                                    871,832             295,043             163,232
Net change in unrealized appreciation or depreciation
   of investments                                                   2,662,398           3,027,505           3,417,852
                                                                  -----------         -----------         -----------
Net gain from investments                                           3,534,230           3,322,548           3,581,084
                                                                  -----------         -----------         -----------
Net increase in net assets from operations                        $18,333,452         $19,229,713         $13,433,227
                                                                  ===========         ===========         ===========
N/A - Fund is not authorized to issue Preferred Shares

See accompanying notes to financial statements.

Statement of Operations
Year ended August 31, 1997
                                                                   California          California          California
                                                           Investment Quality      Select Quality      Quality Income

Investment Income
Tax-exempt interest income (note 1)                               $18,402,602         $30,521,735         $29,492,397
                                                                  -----------         -----------         -----------

Expenses:
   Management fees (note 6)                                         1,890,257           3,149,787           3,071,063
   Preferred shares - auction fees                                    225,463             375,770             375,770
   Preferred shares - dividend disbursing agent fees                   14,059              24,380              29,870
   Shareholders' servicing agent fees and expenses                     31,123              44,912              34,965
   Custodian's fees and expenses                                       56,630              75,985              77,564
   Directors' fees and expenses (note 6)                                2,337               3,794               3,705
   Professional fees                                                   20,173              20,946              20,891
   Shareholders' reports - printing and mailing expenses               63,270              99,329             106,653
   Stock exchange listing fees                                         25,893              33,992              32,439
   Investor relations expense                                          21,503              34,726              32,670
   Other expenses                                                      18,830              28,170              25,290
                                                                  -----------         -----------         -----------

      Total expenses                                                2,369,538           3,891,791           3,810,880
                                                                  -----------         -----------         -----------
Net investment income                                              16,033,064          26,629,944          25,681,517
                                                                  -----------         -----------         -----------

Realized and Unrealized Gain from Investments
Net realized gain from investment transactions
   (notes 1 and 4)                                                     18,985             389,794              81,484
Net change in unrealized appreciation or depreciation
   of investments                                                   4,197,880          11,488,811          12,987,562
                                                                  -----------         -----------         -----------
Net gain from investments                                           4,216,865          11,878,605          13,069,046
                                                                  -----------         -----------         -----------
Net increase in net assets from operations                        $20,249,929         $38,508,549         $38,750,563
                                                                  ===========         ===========         ===========

See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                     California Value            California Performance Plus
                                               Year ended       Year ended       Year ended       Year ended
                                                  8/31/97          8/31/96          8/31/97          8/31/96
Operations
Net investment income                       $  14,799,222    $  13,921,341    $  15,907,165    $  15,964,701
Net realized gain from investment
   transactions (notes 1 and 4)                   871,832        3,342,828          295,043          494,226
Net change in unrealized appreciation or
   depreciation of investments                  2,662,398       (6,339,050)       3,027,505       (1,068,494)
                                            -------------    -------------    -------------     ------------
Net increase in net assets from operations     18,333,452       10,925,119       19,229,713       15,390,433
                                            -------------    -------------    -------------     ------------

Distributions to Shareholders (note 1)
From undistributed net investment income:
      Common shareholders                     (14,749,502)     (14,178,555)     (12,928,998)      (8,025,751)
      Preferred shareholders                          N/A              N/A       (2,803,257)      (3,061,546)
From accumulated net realized gains from
   investment transactions:
      Common shareholders                      (2,245,205)      (1,191,439)        (236,296)            --
      Preferred shareholders                          N/A              N/A          (57,906)            --
In excess of net realized gains:
      Common shareholders                            --               --               --               --
      Preferred shareholders                         --               --               --               --
                                            -------------    -------------    -------------     ------------
Decrease in net assets from distributions
   to shareholders                            (16,994,707)     (15,369,994)     (16,026,457)      (9,774,481)
                                            -------------    -------------    -------------     ------------

Capital Share Transactions (note 2)
Net proceeds from shares issued in
   acquisition of California Income (note 1)         --         61,944,964             --               --
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                               881,931        1,021,632        1,628,670          837,705
                                            -------------    -------------    -------------     ------------
Net increase in net assets from capital
   share transactions                             881,931       62,966,596        1,628,670          837,705
                                            -------------    -------------    -------------     ------------

   Net increase (decrease) in net assets        2,220,676       58,521,721        4,831,926          338,015
Net assets at beginning of year               251,947,630      193,425,909      282,104,329      281,766,314
                                            -------------    -------------    -------------     ------------

Net assets at end of year                   $ 254,168,306    $ 251,947,630    $ 286,936,255     $282,104,329
                                            =============    =============    =============     ============

Balance of undistributed net investment
   income at end of year                    $     173,109    $     123,389    $     848,071     $    673,161
                                            =============    =============    =============     ============

                                                     California Opportunity
                                                  Year ended       Year ended
                                                     8/31/97          8/31/96
Operations
Net investment income                          $   9,852,143    $   9,837,055
Net realized gain from investment
   transactions (notes 1 and 4)                      163,232          121,102
Net change in unrealized appreciation or
   depreciation of investments                     3,417,852         (325,510)
                                               -------------    -------------
Net increase in net assets from operations        13,433,227        9,632,647
                                               -------------    -------------

Distributions to Shareholders (note 1)
From undistributed net investment income:
      Common shareholders                         (8,025,751)      (8,046,049)
Preferred shareholders                            (1,748,730)      (1,828,844)
From accumulated net realized gains from
   investment transactions:
      Common shareholders                               --           (111,518)
      Preferred shareholders                            --            (28,918)
In excess of net realized gains:
      Common shareholders                               --            (87,831)
      Preferred shareholders                            --            (22,760)
                                               -------------    -------------
Decrease in net assets from distributions
   to shareholders                                (9,774,481)     (10,125,920)
                                               -------------    -------------

Capital Share Transactions (note 2)
Net proceeds from shares issued in
   acquisition of California Income (note 1)            --               --
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                  758,304          283,207
                                               -------------    -------------
Net increase in net assets from capital
   share transactions                                758,304          283,207
                                               -------------    -------------

   Net increase (decrease) in net assets           4,417,050         (210,066)
Net assets at beginning of year                  177,862,171      178,072,237
                                               -------------    -------------

Net assets at end of year                      $ 182,279,221    $ 177,862,171
                                               =============    =============

Balance of undistributed net investment
   income at end of year                       $    364,713     $     287,051
                                               =============    =============

N/A - Fund is not authorized to issue Preferred Shares

See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                California Investment Quality        California Select Quality
                                                  Year ended       Year ended       Year ended       Year ended
                                                     8/31/97          8/31/96          8/31/97          8/31/96
Operations
Net investment income                          $  16,033,064    $  16,155,006    $  26,629,944    $  26,586,839
Net realized gain from investment
   transactions (notes 1 and 4)                       18,985          272,395          389,794        2,421,884
Net change in unrealized appreciation or
   depreciation of investments                     4,197,880         (379,617)      11,488,811         (357,214)
                                               -------------    -------------    -------------    -------------
Net increase in net assets from operations        20,249,929       16,047,784       38,508,549       28,651,509
                                               -------------    -------------    -------------    -------------

Distributions to Shareholders (note 1)
From undistributed net investment income:
      Common shareholders                        (13,028,724)     (13,286,809)     (22,122,630)     (21,986,737)
      Preferred shareholders                      (2,897,105)      (2,876,627)      (4,582,259)      (4,746,184)
From accumulated net realized gains from
   investment transactions:
      Common shareholders                               --               --         (1,252,537)      (2,205,437)
      Preferred shareholders                            --               --           (266,364)        (576,912)
In excess of net realized gains:
      Common shareholders                               --               --               --               --
      Preferred shareholders                            --               --               --               --
                                               -------------    -------------    -------------    -------------
Decrease in net assets from distributions
   to shareholders                               (15,925,829)     (16,163,436)     (28,223,790)     (29,515,270)
                                               -------------    -------------    -------------    -------------

Capital Share Transactions (note 2)
Net proceeds from shares issued in
   acquisition of California Income (note 1)            --               --               --               --
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                1,533,387        1,112,338        2,149,140        1,110,508
                                               -------------    -------------    -------------    -------------
Net increase in net assets from capital
   share transactions                              1,533,387        1,112,338        2,149,140        1,110,508
                                               -------------    -------------    -------------    -------------

   Net increase (decrease) in net assets           5,857,487          996,686       12,433,899          246,747
Net assets at beginning of year                  291,422,632      290,425,946      490,213,678      489,966,931
                                               -------------    -------------    -------------    -------------

Net assets at end of year                      $ 297,280,119    $ 291,422,632    $ 502,647,577    $ 490,213,678
                                               =============    =============    =============    =============

Balance of undistributed net investment
   income at end of year                       $     618,512    $     511,277    $     781,209    $     856,154
                                               =============    =============    =============    =============

                                                  California Quality Income
                                                  Year ended       Year ended
                                                     8/31/97          8/31/96
Operations
Net investment income                          $  25,681,517    $  25,627,699
Net realized gain from investment
   transactions (notes 1 and 4)                       81,484           40,032
Net change in unrealized appreciation or
   depreciation of investments                    12,987,562        4,272,873
                                               -------------    -------------
Net increase in net assets from operations        38,750,563       29,940,604
                                               -------------    -------------

Distributions to Shareholders (note 1)
From undistributed net investment income:
      Common shareholders                        (20,855,446)     (20,493,631)
Preferred shareholders                            (4,783,533)      (4,927,592)
From accumulated net realized gains from
   investment transactions:
      Common shareholders                               --           (216,757)
      Preferred shareholders                            --            (62,307)
In excess of net realized gains:
      Common shareholders                               --           (145,910)
      Preferred shareholders                            --            (41,943)
                                               -------------    -------------
Decrease in net assets from distributions
   to shareholders                               (25,638,979)     (25,888,140)
                                               -------------    -------------

Capital Share Transactions (note 2)
Net proceeds from shares issued in
   acquisition of California Income (note 1)            --               --
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                1,352,091          380,868
                                               -------------    -------------
Net increase in net assets from capital
   share transactions                              1,352,091          380,868
                                               -------------    -------------

   Net increase (decrease) in net assets          14,463,675        4,433,332
Net assets at beginning of year                  475,497,670      471,064,338
                                               -------------    -------------

Net assets at end of year                      $ 489,961,345    $ 475,497,670
                                               =============    =============

Balance of undistributed net investment
   income at end of year                       $   1,415,172    $   1,372,634
                                               =============    =============

See accompanying notes to financial statements.

Notes to Financial Statements

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc.
(NCP), Nuveen California Municipal Market Opportunity Fund, Inc. (NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC).

California Value is not authorized by its Articles of Incorporation to issue Preferred shares. Therefore, in the Notes to Financial Statements, "N/A" represents not-applicable.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

On January 8, 1996, California Value acquired all of the net assets of Nuveen California Municipal Income Fund, Inc. (NCM) pursuant to a plan of reorganization approved by the shareholders of California Income on November 16, 1995. The acquisition was accomplished by a tax-free exchange of 6,045,848 shares of California Value for the 5,209,911 shares of California Income outstanding on January 8, 1996. California Income's net assets at that date of $61,944,964 including $3,919,735 of net unrealized appreciation which were combined with that of California Value. The combined net assets of California Value immediately after the acquisition were $256,603,995.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commitments. At August 31, 1997, California Select Quality had an outstanding purchase commitment of $3,210,095. There were no such purchase commitments in any of the other Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per Common share for California Value and $.01 per Common share for the other Funds. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the fiscal year ended August 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds below have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                    California       California          California
                              Performance Plus      Opportunity  Investment Quality
Number of shares:
   Series M                                 --               --               3,600
   Series T                              1,800               --                  --
   Series W                                 --            2,200                  --
   Series Th                                --               --                  --
   Series F                              1,800               --                  --
                                         -----            -----               -----
Total                                    3,600            2,200               3,600
                                         =====            =====               =====
                                    California       California
                                Select Quality   Quality Income
Number of shares:
   Series M                                 --               --
   Series T                              2,400               --
   Series W                                 --            3,000
   Series Th                             3,600               --
   Series F                                 --            3,000
                                         -----            -----
Total                                    6,000            6,000
                                         =====            =====

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended August 31, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. FUND SHARES
Transactions in Common shares were as follows:
                                       California Value       California Performance Plus     California Opportunity
                                  Year ended      Year ended    Year ended  Year ended         Year ended Year ended
                                     8/31/97         8/31/96       8/31/97     8/31/96            8/31/97    8/31/96
Common shares:
Shares issued in acquisition
   of California Income
   (note 1)                                --      6,045,848           --           --                 --          --
Shares issued to shareholder
   due to reinvestment
   of distributions                    83,152         99,248       99,470        53,371             46,625     18,092
                                       ------      ---------       ------        ------             ------     ------
Net increase                           83,152      6,145,096       99,470        53,371             46,625     18,092
                                       ======      =========       ======        ======             ======     ======
                                California Investment Quality  California Select Quality    California Quality Income
                                  Year ended      Year ended   Year ended     Year ended        Year ended Year ended
                                     8/31/97         8/31/96      8/31/97        8/31/96           8/31/97    8/31/96
Common shares:
Shares issued in acquisition
   of California Income
   (note 1)                           --            --              --          --             --          --
Shares issued to shareholder
   due to reinvestment
   of distributions                    96,114         70,332       136,425       72,263             84,978     25,141
                                       ------         ------       -------       ------             ------     ------
Net increase                           96,114         70,332       136,425       72,263             84,978     25,141
                                       ======         ======       =======       ======             ======     ======

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On September 2, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid October 1, 1997, to shareholders of record on September 15, 1997, as follows:

                               California          California        California
                               Value               Performance Plus  Opportunity
Dividend per share             $.0480              $.0860            $.0845
                               ======              ======            ======
                               California          California        California
                               Investment Quality  Select Quality    Quality Income
Dividend per share             $.0825              $.0820            $.0815
                               ======              ======            ======

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended August 31, 1997, were as follows:

                                           California          California        California
                                           Value               Performance Plus  Opportunity
Purchases:
   Investments in municipal securities     $43,013,178         $32,870,471      $ 8,134,400
   Temporary municipal investments          24,905,000          10,250,000       12,500,000

Sales and Maturities:
   Investments in municipal securities      47,784,049          34,432,102        7,325,050
   Temporary municipal investments          27,170,000           9,750,000       12,400,000
                                           ===========         ===========      ===========
                                           California          California        California
                                           Investment Quality  Select Quality    Quality Income
Purchases:
   Investments in municipal securities     $36,215,048         $22,443,465      $41,081,862
   Temporary municipal investments          25,100,000          18,825,000       19,860,000

Sales and Maturities:
   Investments in municipal securities      33,447,575          22,137,343       40,174,712
   Temporary municipal investments          26,225,000          15,150,000       19,260,000
                                           ===========         ===========      ===========

At August 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At August 31, 1997, California Quality Income had an unused capital loss carryover of $106,369 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryover will expire in the year 2005. None of the other funds had any capital loss carryovers.

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 1997, were as follows:

                                  California         California        California
                                  Value              Performance Plus  Opportunity
Gross unrealized:
   appreciation                   $15,857,436         $20,576,151      $16,410,248
   depreciation                      (116,770)                 --           (3,920)
                                  -----------         -----------      -----------
Net unrealized appreciation       $15,740,666         $20,576,151      $16,406,328
                                  ===========         ===========      ===========
                                  California          California       California
                                  Investment Quality  Select Quality   Quality Income
Gross unrealized:
   appreciation                   $22,512,395          $37,638,188     $40,581,131
   depreciation                       (21,185)              (6,681)             --
                                  -----------         -----------      -----------
Net unrealized appreciation       $22,491,210          $37,631,507     $40,581,131
                                  ===========         ===========      ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under California Value's investment management agreement with Nuveen Advisory Corp. ("the Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly of .35 of 1% of the average daily net asset value of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under the Fund's (excluding California Value) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:

Average daily net asset value                  Management fee
For the first $125 million                     .6500 of 1%
For the next $125 million                      .6375 of 1
For the next $250 million                      .6250 of 1
For the next $500 million                      .6125 of 1
For the next $1 billion                        .6000 of 1
For net assets over $2 billion                 .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At August 31, 1997, net assets consisted of:

                                                      California     California     California
                                                           Value    Performance    Opportunity
                                                                          Plus
Preferred shares, $25,000 stated value per share,
    at liquidation value                            $        N/A   $ 90,000,000   $ 55,000,000
Common shares, $.01 par value per share                  252,002        125,680         79,358
Paid-in surplus                                      237,148,415    175,146,990    110,376,175
Balance of undistributed net investment income           173,109        848,071        364,713
Accumulated net realized gain (loss) from
   investment transactions                               854,114        239,363         52,647
Net unrealized appreciation of investments            15,740,666     20,576,151     16,406,328
                                                    ------------   ------------   ------------
    Net assets                                      $254,168,306   $286,936,255   $182,279,221
                                                    ============   ============   ============

Authorized shares:
   Common                                            250,000,000    200,000,000    200,000,000
   Preferred                                                 N/A      1,000,000      1,000,000
                                                    ============   ============   ============
                                                      California       California      California
                                              Investment Quality           Select         Quality
                                                                          Quality          Income
Preferred shares, $25,000 stated value per share,
    at liquidation value                            $  90,000,000   $ 150,000,000   $ 150,000,000
Common shares, $.01 par value per share                   132,041         225,309         214,403
Paid-in surplus                                       184,014,733     313,621,872     297,857,008
Balance of undistributed net investment income            618,512         781,209       1,415,172
Accumulated net realized gain (loss) from
   investment transactions                                 23,623         387,680        (106,369)
Net unrealized appreciation of investments             22,491,210      37,631,507      40,581,131
                                                    -------------   -------------   -------------
    Net assets                                      $ 297,280,119   $ 502,647,577   $ 489,961,345
                                                    -------------   -------------   -------------

Authorized shares:
   Common                                             200,000,000     200,000,000     200,000,000
   Preferred                                            1,000,000       1,000,000       1,000,000
                                                    =============   =============   =============

Financial Highlights
Selected data for a common share outstanding throughout each period is as follows:

                                                                                Dividends from tax-exempt
                                                 Operating performance             net investment income
                             Net asset                           Net realized
                                 value            Net          and unrealized
                             beginning     investment             gain (loss)       To Common   To Preferred
                             of period         income        from investments    Shareholders  Shareholders+
California Value

Year ended 8/31:
    1997                        $10.03          $ .59                   $ .15          $(.59)       $N/A
    1996                         10.20            .61                   (.10)           (.62)        N/A
    1995                         10.20            .64                    .04            (.67)        N/A
    1994                         10.74            .65                   (.51)           (.67)        N/A
    1993                         10.48            .67                    .26            (.67)        N/A
One month ended
    8/31/92                      10.61            .06                   (.13)           (.06)        N/A
Year ended 7/31:
    1992                         10.25            .67                    .37            (.66)        N/A
    1991                         10.12            .67                    .12            (.66)        N/A
    1990                         10.19            .66                   (.03)           (.67)        N/A
    1989                          9.67            .66                    .61            (.67)        N/A
10/7/87 to
    7/31/88                       9.35            .48                    .26            (.42)        N/A
California Performance Plus
Year ended 8/31:
    1997                         15.41           1.27                    .26            (1.03)       (.22)
    1996                         15.45           1.28                   (.04)           (1.03)       (.25)
    1995                         15.24           1.28                    .28            (1.03)       (.29)
    1994                         16.38           1.30                  (1.13)           (1.06)       (.25)
    1993                         15.58           1.33                    .85            (1.15)       (.23)
Ten months ended
    8/31/92                      14.88           1.13                    .64             (.87)       (.20)
Year ended
    10/31/91                     13.82           1.37                   1.05            (1.02)       (.34)
11/15/89 to
    10/31/90                     14.05           1.10                   (.09)            (.77)       (.27)
California Opportunity
Year ended 8/31:
    1997                         15.57           1.25                    .45             (1.01)       (.22)
    1996                         15.64           1.25                   (.03)            (1.02)       (.23)
    1995                         15.32           1.27                    .36             (1.05)       (.26)
    1994                         16.59           1.27                  (1.26)            (1.07)       (.21)
    1993                         15.58           1.31                   1.05             (1.16)       (.19)
Ten months ended
    8/31/92                      14.95           1.11                    .58              (.87)       (.19)
Year ended
    10/31/91                     13.76           1.35                   1.19             (1.02)       (.33)
5/17/90 to
    10/31/90                     14.05            .44                   (.12)             (.26)       (.11)

                                 Distributions from
                                   capital gains
                                                         Organization and
                                                       offering costs and                         Per common
                                                          Preferred share            Net asset         share
                              To Common    To Preferred      underwriting                value  market value
                           Shareholders   Shareholders+         discounts        end of period end of period
California Value

Year ended 8/31:
    1997                         $(.09)          $N/A                 $--              $10.09      $10.1875
    1996                          (.06)           N/A                  --               10.03       10.1250
    1995                          (.01)           N/A                  --               10.20        9.6250
    1994                          (.01)           N/A                  --               10.20       11.0000
    1993                            --            N/A                  --               10.74       11.7500
One month ended
    8/31/92                         --            N/A                  --               10.48       11.0000
Year ended 7/31:
    1992                          (.02)           N/A                  --               10.61       11.2500
    1991                            --            N/A                  --               10.25       10.6250
    1990                          (.03)           N/A                  --               10.12       10.3750
    1989                          (.08)           N/A                  --               10.19       10.3750
10/7/87 to
    7/31/88                         --            N/A                  --               9.67        10.0000
California Performance Plus
Year ended 8/31:
    1997                          (.02)             --                 --               15.67       17.2500
    1996                            --             --                  --               15.41       15.7500
    1995                          (.02)          (.01)                 --               15.45       14.7500
    1994                            --             --                  --               15.24       15.0000
    1993                            --             --                  --               16.38       17.5000
Ten months ended
    8/31/92                         --             --                  --               15.58       15.8750
Year ended
    10/31/91                        --             --                  --               14.88       15.7500
11/15/89 to
    10/31/90                        --             --                   (.20)           13.82       14.3750
California Opportunity
Year ended 8/31:
    1997                            --             --                  --               16.04       16.6875
    1996                          (.03)+++       (.01)+++              --               15.57       15.8750
    1995                            --             --                  --               15.64       15.0000
    1994                            --             --                  --               15.32       15.3750
    1993                            --             --                  --               16.59       17.8750
Ten months ended
    8/31/92                         --             --                  --               15.58       16.1250
Year ended
    10/31/91                        --             --                  --               14.95       15.6250
5/17/90 to
    10/31/90                        --             --                   (.24)           13.76       14.5000

                                                                                      Ratio/Supplemental data
                                                                                                 Ratio of net
                                  Total                                                 Ratio of   investment
                             investment     Total return                 Net assets  expenses to    income to      Portfolio
                             return on            on net              end of period      average      average       turnover
                         market value**      asset value**           (in thousands)  net assets++  net assets++         rate
California Value

Year ended 8/31:
    1997                          7.59%              7.55%                 $254,168        .74%         5.85%           17%
    1996                         12.52               5.16                   251,948        .77          6.00            23
    1995                         (6.59)              6.92                   193,426        .75          6.32             9
    1994                          (.50)              1.32                   192,237        .76          6.24             9
    1993                         13.37               9.21                   200,828        .82          6.31             4
One month ended
    8/31/92                      (1.74)              (.71)                  194,430        .79*         6.25*           --
Year ended 7/31:
    1992                         12.83              10.61                   196,669        .83          6.46             6
    1991                          9.22               8.13                   188,370        .88          6.62             5
    1990                          7.10               6.45                   184,888        .91          6.62             2
    1989                         11.82              13.70                   185,016        .94          6.75            27
10/7/87 to
    7/31/88                       4.28               8.01                   174,645        .94*         6.29*           32
California Performance Plus
Year ended 8/31:
    1997                          16.71              8.77                   286,936        .81          5.59            12
    1996                          14.04              6.53                   282,104        .80          5.62            14
    1995                           5.75              8.75                   281,766        .83          5.77            24
    1994                          8.34)              (.48)                  279,175        .83          5.63            19
    1993                         18.34              13.03                   291,618        .81          5.73            10
Ten months ended
    8/31/92                       6.55              10.86                   279,810        .79*         5.99*            6
Year ended
    10/31/91                     17.20              15.58                   269,890        .78          6.28             6
11/15/89 to
    10/31/90                      1.00               3.92                   255,862        .79*         6.18*           26
California Opportunity
Year ended 8/31:
    1997                          11.83               9.79                  182,279        .82          5.46             4
    1996                          13.10               6.31                  177,862        .82          5.47             8
    1995                            .72               9.43                  178,072        .83          5.73            36
    1994                          (8.20)             (1.27)                 175,325        .87          5.51            24
    1993                          19.00              14.54                  184,305        .82          5.69             8
Ten months ended
    8/31/92                        9.10              10.32                  175,292        .79*         5.95*            2
Year ended
    10/31/91                      15.27              16.62                  169,554        .80          6.25            --
5/17/90 to
    10/31/90                      (1.65)              (.23)                 159,754        .83*         5.63*           14

See notes on page 60.

Financial Highlights - continued
                                                                                Dividends from tax-exempt
                                                 Operating performance             net investment income
                             Net asset                           Net realized
                                 value            Net          and unrealized
                             beginning     investment             gain (loss)       To Common   To Preferred
                             of period         income        from investments    Shareholders  Shareholders+
California Investment Quality

Year ended 8/31:
    1997                        $15.37          $1.22                  $  .32          $  (.99)     $(.22)
    1996                         15.37           1.24                      --            (1.02)      (.22)
    1995                         15.20           1.25                     .22            (1.04)      (.26)
    1994                         16.44           1.26                   (1.19)           (1.12)      (.17)
    1993                         15.47           1.30                     .99            (1.15)      (.17)
Ten months ended
    8/31/92                      14.70           1.10                     .72             (.85)      (.20)
11/20/90 to
    10/31/91                     14.05           1.02                     .77             (.76)      (.19)
California Select Quality
Year ended 8/31:
    1997                         15.19           1.19                    .52              (.98)      (.20)
    1996                         15.23           1.19                    .09              (.98)      (.21)
    1995                         14.96           1.21                    .35              (.99)      (.25)
    1994                         16.44           1.21                  (1.43)            (1.05)      (.18)
    1993                         14.93           1.24                   1.57             (1.06)      (.19)
Ten months ended
    8/31/92                      14.41           1.04                    .49              (.82)      (.19)
5/22/91 to
    10/31/91                     14.05            .34                    .45              (.24)      (.03)
California Quality Income
Year ended 8/31:
    1997                         15.24           1.20                    .62              (.98)      (.22)
    1996                         15.05           1.20                    .21              (.96)      (.23)
    1995                         14.68           1.21                    .39              (.96)      (.27)
    1994                         15.92           1.20                  (1.20)            (1.00)      (.21)
    1993                         14.50           1.20                   1.43             (1.00)      (.18)
11/20/91 to
    8/31/92                      14.05            .66                    .55              (.53)       (.06)

                                 Distributions from
                                   capital gains
                                                         Organization and
                                                       offering costs and                         Per common
                                                          Preferred share            Net asset         share
                              To Common    To Preferred      underwriting                value  market value
                           Shareholders   Shareholders+         discounts        end of period end of period
California Investment Quality

Year ended 8/31:
    1997                           $--            $--                  $ --            $15.70       $16.5000
    1996                            --             --                    --             15.37        15.6250
    1995                            --             --                    --             15.37        15.0000
    1994                          (.02)            --                    --             15.20        15.5000
    1993                            --             --                    --             16.44        17.0000
Ten months ended
    8/31/92                         --             --                    --             15.47        16.0000
11/20/90 to
    10/31/91                        --             --                   (.19)           14.70        15.6250
California Select Quality
Year ended 8/31:
    1997                          (.06)          (.01)                   --             15.65        16.4375
    1996                          (.10)          (.03)                   --             15.19        15.5000
    1995                          (.04)          (.01)                   --             15.23        14.3750
    1994                          (.03)            --                    --             14.96        14.4380
    1993                          (.04)          (.01)                   --             16.44        16.7500
Ten months ended
    8/31/92                         --             --                    --             14.93        15.1250
5/22/91 to
    10/31/91                        --             --                   (.16)           14.41        15.0000
California Quality Income
Year ended 8/31:
    1997                            --             --                  --               15.86        16.2500
    1996                          (.02)+++       (.01)+++              --               15.24        15.0000
    1995                            --             --                  --               15.05        14.2500
    1994                          (.02)          (.01)                 --               14.68        14.0000
    1993                          (.03)            --                  --               15.92        16.0000
11/20/91 to
    8/31/92                         --             --                   (.17)           14.50        14.5000

                                                                                      Ratio/Supplemental data
                                                                                                 Ratio of net
                                  Total                                                 Ratio of   investment
                             investment     Total return                 Net assets  expenses to    income to      Portfolio
                             return on            on net              end of period      average      average       turnover
                         market value**      asset value**           (in thousands)  net assets++  net assets++         rate
California Investment Quality

Year ended 8/31:
    1997                         12.32%          8.82%               $297,280        .80%         5.44%            12%
    1996                         11.08           6.72                 291,423        .81          5.51             10
    1995                          3.77           8.38                 290,426        .81          5.72             14
    1994                         (2.10)          (.64)                287,504        .82          5.53             18
    1993                         14.00          14.29                 301,948        .78          5.69             13
Ten months ended
    8/31/92                       8.13          11.40                 287,619        .76*         5.96*            --
11/20/90 to
    10/31/91                      9.49          10.33                 276,571        .78*         5.85*            18
California Select Quality
Year ended 8/31:
    1997                         13.22          10.17                 502,648        .78          5.36              5
    1996                         15.73           6.95                 490,214        .79          5.38             13
    1995                          7.14           9.22                 489,967        .80          5.66             12
    1994                         (7.60)         (2.52)                483,986        .81          5.43             15
    1993                         18.89          18.24                 515,938        .84          5.57              9
Ten months ended
    8/31/92                       6.53           9.54                 480,490        .79*         5.78*            14
5/22/91 to
    10/31/91                      1.62           4.31                 467,392        .75*         5.13*             3
California Quality Income
Year ended 8/31:
    1997                         15.19          10.74                 489,961        .79          5.31              8
    1996                         12.32           7.89                 475,498        .79          5.37              6
    1995                          9.24           9.57                 471,064        .80          5.63             29
    1994                         (6.27)         (1.41)                463,200        .80          5.35             12
    1993                         18.22          17.56                 489,215        .82          5.44             13
11/20/91 to
    8/31/92                        .29           7.06                 457,950        .76*         5.05*            16

N/A - Fund is not authorized to issue Preferred shares.

* Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+ The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to preferred shareholders.

+++ The amounts shown include distributions in excess of capital gains of $.011 for Common shareholders and $.003 for Preferred shareholders of NCO and $.007 for Common shareholders and $.002 for Preferred shareholders of NUC.

Independent Auditor's Report

THE BOARD OF DIRECTORS AND SHAREHOLDERS
NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC.
NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC.

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen California Municipal Value Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc. and Nuveen California Quality Income Municipal Fund, Inc. as of August 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen California Municipal Value Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc. and Nuveen California Quality Income Municipal Fund, Inc. at August 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.


Ernst & Young LLP


Chicago, Illinois
October 16, 1997

Fund Information

Board of Directors
Robert P. Bremmer
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413


Legal Counsel
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.


Independent Auditors
Ernst & Young LLP
Chicago, Illinois

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

(continued from inside front cover)
before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.


Flexibility
You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can also reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at (800) 257-8787.

Serving Investors for Generations

Photo of: John Nuveen, Sr.

Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

NUVEEN LOGO

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 257-8787
www.nuveen.com

FAN-1-8.97